Registration Nos. 2-11101

811-00242

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 139	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 70	☒
(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST II

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	On October 31, 2008 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	October 31, 2008

Vaughan Nelson Value Opportunity Fund

Vaughan Nelson Investment Management, L.P.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 • 800-225-5478 • www.funds.natixis.com

Goals, Strategies & Risks
Vaughan Nelson Value Opportunity Fund 2
Fund Fees & Expenses
Fund Fees & Expenses 4
More About Risk
More About Risk 6
Management Team
Meet the Fund’s Investment Adviser and Subadviser 7
Meet the Fund’s Portfolio Managers 9
Fund Services
Investing in the Fund 10
How Sales Charges Are Calculated 11
Compensation to Securities Dealers 14
It’s Easy to Open an Account 15
Buying Shares 17
Selling Shares 19
Selling Shares in Writing 20
Exchanging Shares 20
Restrictions on Buying, Selling and Exchanging Shares 20
How Fund Shares Are Priced 23
Dividends and Distributions 24
Tax Consequences 24
Additional Investor Services 26
Financial Performance
Financial Performance 27
Glossary of Terms
Glossary of Terms 28

If you have any questions about any of the terms used in this Prospectus, please refer to the “Glossary of Terms.”

To learn more about the possible risks of investing in the Fund, please refer to the section “More About Risk.” This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks

Vaughan Nelson Value Opportunity Fund

Adviser:	Natixis Asset Management Advisors, L.P. (“Natixis Advisors”)
Subadviser:	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Managers:	Dennis G. Alff, Chris D. Wallis and Scott J. Weber

Ticker Symbol:	Class A	Class C
	VNVAX	VNVCX

Investment Goal

The Fund seeks long-term capital appreciation. The Fund’s investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund, under normal circumstances, will invest primarily in companies that, at the time of purchase, have market capitalizations within the capitalization range of the Russell Midcap Value Index ($45 million to $16.75 billion as of September 30, 2008) which measures the performance of the mid-cap value segment of the U.S. equity universe. The Russell Midcap Value Index is a market capitalization-weighted index of those companies within the broader Russell Midcap Index (which includes approximately 800 of the smallest companies included in the Russell 1000 Index) that exhibit lower price-to-book ratios and lower forecasted growth values. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations.

Vaughan Nelson invests in medium capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value-oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive economic margin with stable-to-improving returns.
•	Companies valued at a discount to their asset value.
•	Companies with an attractive dividend yield and minimal basis risk.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

✓	Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
✓	Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.
✓	Vaughan Nelson uses fundamental analysis to construct a portfolio that it believes has attractive return potential.
✓	Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target or when the issuer shows a deteriorating financial condition due to increased competitive pressures or internal or external forces reducing future expected returns or for other portfolio management purposes.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.
•	Invest in foreign securities, including those of emerging markets.
•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.
•	Invest in real estate investment trusts (“REITs”).
•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.
•	Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Vaughan Nelson deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Equity securities risk: The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average

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Principal Investment Risks - continued

performance in individual securities, industries or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Real Estate Investment Trusts (“REITs”) risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

3

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%[1,2]	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)[2]	(3)	1.00%
Redemption fees	None*	None*

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Vaughan Nelson Value Opportunity Fund[4]
	Class A		Class C
Management fees	0.80%		0.80%
Distribution and/or service (12b-1) fees	0.25%		1.00%	**
Other expenses	0.69%	†	0.69%	†
Total annual fund operating expenses	1.74%		2.49%
Less: Fee reduction and/or expense reimbursement	0.34%		0.34%
Net Expenses	1.40%		2.15%

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Fund Fees & Expenses (continued)

Example

This example***, which is based upon the expenses shown in the “Annual Fund Operating Expenses” table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain the same; and
•	All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Vaughan Nelson Value Opportunity Fund
	Class A	Class C
		(5)	(6)
1 year	$709	$318	$218
3 years	$1044	$726	$726
(1)	A reduced sales charge on Class A shares applies in some cases. See the section “How Sales Charges Are Calculated” within the section “Fund Services.”
(2)	Does not apply to reinvested distributions.
(3)	A 1.00% contingent deferred sales charge (“CDSC”) applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section “How Sales Charges Are Calculated” within the section “Fund Services.”
(4)	Natixis Advisors has given a binding contractual undertaking to this Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.40% and 2.15% of the Fund’s average daily net assets for Classes A and C shares, respectively. This undertaking is in effect through April 30, 2010, and is reevaluated on an annual basis. Natixis Advisors will be permitted to recover, on a class by class basis, management fees reduced and/or expenses it has borne through the undertaking described above to the extent that a class’ expenses in later periods fall below the annual rates set forth in the undertaking. A class will not be obligated to pay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.
(5)	Assumes redemption at end of period.
(6)	Assumes no redemption at end of period.
*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 for overnight delivery. These fees are subject to change.
**	Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority (“FINRA”).
***	The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The example for the Fund is based on the Net Expenses shown above for the first year illustrated in the example and a portion of the second year up to the expiration of the expense limit and on the Total Annual Fund Operating Expenses for the remainder of the second year and all remaining periods.
†	Other expenses are estimated for the current fiscal year.

A “snapshot” of the Fund’s investments will be found in the Fund’s annual and semiannual reports, when available. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, will be available on the Fund’s website at www.funds.natixis.com (click on “Fund Information” and then “Portfolio Holdings”). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information.

5

More About Risk

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund’s summary under “Principal Investment Risks”. The following is a list of non-principal risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unwilling or unable to honor a financial obligation.

Currency Risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund.

Foreign Risk The risk associated with investments in issuers located in foreign countries. A Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability. A Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Information Risk The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPO’s, involve greater information risk than other equity securities due to the lack of public information.

Liquidity Risk The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. Liquidity issues could also make it difficult to value the Fund’s securities. Liquidity issues may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to restricted securities and Rule 144A securities.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Political Risk The risk of losses directly attributable to government or political actions.

Prepayment Risk The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Valuation Risk The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

6

Management Team

Meet the Fund’s Investment Adviser and Subadviser

The Natixis Funds family (as defined below) currently includes 24 mutual funds, including the Fund. The Natixis Funds family had combined assets of $24 billion as of September 30, 2008. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the Vaughan Nelson Value Opportunity Fund, which, along with the Natixis Equity Funds, Natixis Income Funds, Natixis Diversified Portfolios, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Value Fund, Delafield Select Fund, Gateway Fund, ASG Global Alternatives Fund and Natixis Cash Management Trust — Money Market Series (the “Money Market Fund”), constitute the “Natixis Funds.”

Adviser

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. Natixis Advisors is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial service entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d’Epargne, a financial institution owned by French regional savings banks known as the Caisses d’Epargne, and Banque Fédérale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banques Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $262.3 billion in assets under management at September 30, 2008. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Natixis Advisors does not determine what investments will be purchased or sold by the Fund. The Subadviser listed below makes the investment decisions for the Fund.

The aggregate advisory and subadvisory fees to be paid by the Fund as a percentage of the Fund’s average daily net assets is 0.80%.

Subadviser

The Subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of the Fund, subject to the general supervision of the Fund’s adviser and the Board of Trustees.

Vaughan Nelson, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Vaughan Nelson Value Opportunity Fund. Vaughan Nelson is a subsidiary of Natixis US. Originally founded in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of September 30, 2008, Vaughan Nelson had $7.8 billion in assets under management.

Subadvisory Agreements

The Natixis Funds have received an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits Natixis Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with Natixis Advisors without shareholder approval, if approved by the Board of Trustees. Before the Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. As of the date of this Prospectus, the shareholders of the Fund have not approved reliance by the Fund on the exemptive order. Shareholders will be notified of any subadviser changes within 90 days of such changes.

A discussion of the factors considered by the Board of Trustees in approving the Fund’s investment advisory and sub-advisory contracts will be included in the Fund’s initial annual report.

Portfolio Trades

In placing portfolio trades, the Adviser or Subadviser may use brokerage firms that market the Fund’s shares or are affiliated with Natixis US, Natixis Advisors or the Subadviser. In placing trades, the Adviser or Subadviser will seek to

7

Management Team

Meet the Fund’s Investment Adviser and Subadviser (continued)

obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. The Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the Fund’s Statement of Additional Information (“SAI”) for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. Investments of cash collateral may also lose value or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan, and may realize losses on the collateral investments or be required to liquidate other portfolio securities to satisfy its obligations. The Fund may pay lending fees to the party arranging the loan.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: the Money Market Fund and the Daily Income Fund. Daily Income Fund is advised by Reich & Tang Asset Management, LLC (“Reich & Tang”). The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the Investment Company Act of 1940 (the “1940 Act”). The Fund may also make investments in related investment companies to the extent permitted by SEC regulations.

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), AEW Management and Advisors, L.P., BlackRock Investment Management, LLC (“BlackRock”), Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC., Hansberger Global Investors, Inc., Harris Associates L.P., Vaughan Nelson and Alpha Simplex Group, LLC (“Alpha Simplex”). Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.

8

Management Team

Meet the Fund’s Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of the Fund’s portfolio since the date stated below.

Vaughan Nelson

Dennis G. Alff

Dennis G. Alff has co-managed Vaughan Nelson Value Opportunity Fund since October 2008. Mr. Alff, a Portfolio Manager of Vaughan Nelson, joined the firm in 2006. Mr. Alff received a B.S. from the United States Military Academy and an M.B.A from Harvard Business School. Mr. Alff holds the designation of Chartered Financial Analyst and has over 12 years of investment management and research experience.

Chris D. Wallis

Chris D. Wallis has co-managed Vaughan Nelson Value Opportunity Fund since October 2008. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. Mr. Wallis received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 16 years of investment/financial analysis and accounting experience.

Scott J. Weber

Scott J. Weber has co-managed Vaughan Nelson Value Opportunity Fund since October 2008. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson he was a Vice President of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over 11 years of investment management and financial analysis experience.

Please see the Fund’s SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund.

9

Fund Services

Investing in the Fund

Choosing a Share Class

The Fund offers Class A and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

•	You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”

•	You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share.

•	You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

Class C Shares

•	You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

•	You pay higher annual expenses than Class A shares.

•	You may pay a charge on redemptions if you sell your shares within one year of purchase.

•	Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you’ll pay higher expenses than Class A shareholders.

•	Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about the Fund’s expenses, see the section “Fund Fees & Expenses” in this Prospectus.

Certificates

Certificates will not be issued for any class of shares.

10

Fund Services

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is the net asset value plus a sales charge (sometimes called a “front-end sales charge”) which varies depending upon the size of your purchase:

	Class A Sales Charges**
Your Investment	As a % of offering price	As a % of your investment
Less than $ 50,000	5.75%	6.10%
$ 50,000 – $ 99,999	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$1,000,000 or more*	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”
**	Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Fund. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Fund’s website at www.funds.natixis.com (click on “sales charges” at the bottom of the home page) or in the Fund’s SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

•	Letter of Intent — By signing a letter of intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more within 13 months. Purchases of Class C shares may be used toward meeting the letter of intent.
•	Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.
•	Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees (“SIMPLE”) IRA contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

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Fund Services

How Sales Charges Are Calculated (continued)

•	Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;
•	Fund trustees, former trustees and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);
•	Participants in certain retirement plans with at least $1 million or more in total plan assets or with 100 eligible employees;
•	Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;
•	Clients of an adviser or subadviser to any Natixis Fund (including the Money Market Fund) with investments of $25,000 or more in the Natixis Funds; and
•	Clients of Natixis Advisors who invest in a Natixis Fund that does not offer Class Y shares.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of the Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class C Shares

The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).

Class C Contingent Deferred Sales Charges
Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you may pay when you redeem certain Fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;
•	is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
•	is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and
•	applies to redemptions made through one year of their acquisition.

A CDSC will not be charged on:

•	increases in net asset value above the purchase price; or
•	shares you acquired by reinvesting your dividends or capital gains distributions.

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To keep your CDSC as low as possible, each time that you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of the Money Market Fund

If you exchange Class C shares of the Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class C shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

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Fund Services

Compensation to Securities Dealers

As part of its business strategies, the Fund pays securities dealers and other financial institutions (collectively, “dealers”) that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section “How Sales Charges Are Calculated.” The Fund’s Class A and Class C shares pay an annual service fee of 0.25% of its average daily net assets. Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees and service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees for Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares.

The Distributor, the Fund’s adviser and their affiliates may, out of their own resources, make payments to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

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Fund Services

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
For 403(b)(7) plans using Natixis Funds’ prototype document	$0	$0

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

3.	Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

The Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances for this purpose and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts such as accounts using a Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

In its discretion, the Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as accounts associated with wrap-fee programs or defined contribution plans are exempt from the liquidation. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund.

It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation may be liquidated rather than assessed a fee if the account balance falls below such minimum, and that directly registered accounts will be assessed a fee rather than be liquidated.

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Fund Services

It’s Easy to Open an Account (continued)

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Website

www.funds.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

•	purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
•	review your account balance, recent transactions, Fund prices and recent performance;
•	order duplicate account statements; and
•	obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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Fund Services

Buying Shares

Opening an Account	Adding to an Account
Through Your Investment Dealer
• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.
By Mail

•   Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•   Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•   Shares purchased by check are redeemable, although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

•   Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•   Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

•   Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)
• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to 1) obtain a current prospectus for the fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to request an exchange.
By Wire
• Opening an account by wire is not available.

•   Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA# 011000028, and DDA # 99011538.

•   Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

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Fund Services

Buying Shares (continued)

Opening an Account	Adding to an Account
Through Automated Clearing House (“ACH”)
• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•   Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

•   If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•   Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Automatic Investing Through Investment Builder

•   Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your application.

•   Ask your bank or credit union whether it is a member of the ACH system.

•   If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•   See the section “Additional Investor Services.”

•   Shares purchased through Investment Builder may not be available immediately for redemption. See the section “Selling Restrictions.”

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Fund Services

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Investment Dealer
• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.
By Mail

•   Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

•   The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•   Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•   Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•   Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or by visiting www.funds.natixis.com.

•   Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire

•   Complete the “Bank Information” section on your account application.

•   Call Natixis Funds at 800-225-5478, visit www.funds.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•   Proceeds (less any applicable CDSC) will generally be wired on the next business day. See the section “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

•   Ask your bank or credit union whether it is a member of the ACH system.

•   Complete the “Bank Information” section on your account application.

•   If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•   Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption.

•   Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days. See the section “Selling Restrictions.”

By Telephone

•   Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “ Additional Investor Services” for more details.)

•   Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•   Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

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Fund Services

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;
•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or
•	the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;
•	a federal savings bank, cooperative, or other type of bank;
•	a savings and loan or other thrift institution;
•	a credit union; or
•	a securities exchange or clearing agency.

In some situations, additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections “Buying Shares” and “Selling Shares”) subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC, if applicable, for Class C shares will stop and will resume only when an exchange into an applicable fund occurs. The exchange must be for at least the minimum to open an account (or the total net asset value of your account, whichever is less). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any fee as a result of the exchange. The exchange between classes will generally be a non-taxable event to the shareholder.

Restrictions on Buying, Selling and Exchanging Shares

The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Fund’s Board of Trustees has adopted the following policies to address and discourage such trading.

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The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to reject any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in the Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the Fund. The above limits are applicable whether you hold shares directly with the Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Fund and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by a fund-of-funds or similar asset allocation program that rebalances its investments no more frequently than quarterly. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of the Fund’s underlying beneficial owners. In general, the Fund and the Distributor will review trading activity at the omnibus account level. If the Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If the Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

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Fund Services

Restrictions on Buying, Selling and Exchanging Shares (continued)

Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
The Fund may suspend the right of redemption or postpone payment for more than 7 days:

•   When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

•   During an emergency as permitted by the SEC.

•   During any other period permitted by the SEC.

The Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

The Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

• When it is detrimental for the Fund to make cash payments as determined in the sole discretion of the Adviser or Subadviser.
The Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

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Fund Services

How Fund Shares Are Priced

“Net asset value” is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•	A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value and Public Offering Price” in the SAI for more details.
•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received “in good order.”[1]

•	Requests received by the Fund after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent “in good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.
•	A fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — market price or as provided by a pricing service if market price is unavailable.
•	Debt securities (other than short-term obligations) — based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).
•	Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund’s net asset value is calculated.
•	Options — the Fund generally values exchange traded options at the average of the closing bid and asked quotations.
•	Futures — unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.
•	All other securities — fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

1	Please see the “Buying Shares” section which provides additional information regarding who can receive a purchase order.

23

Fund Services

How Fund Shares Are Priced (continued)

As described on the previous page, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Fund will generally distribute annually most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

•	Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”
•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.
•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify for treatment as a “regulated investment company,” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that the Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

24

Fund Services

Tax Consequences (continued)

For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, REITs and derivatives generally is not eligible for treatment as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets.

Dividends and distributions declared by the Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed. In addition, Fund distributions are taxable whether shareholders receive them in cash or in additional shares.

Sales or Exchanges of Fund Shares. A redemption, sale or exchange of the Fund’s shares (including an exchange of Fund shares for shares of another Natixis Fund or Money Market Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized on a redemption, sale, exchange or other disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and the shareholder held the shares for more than one year.

Taxation of Certain Investments. The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund, except that a Fund investing more than 50% of its assets in foreign securities may elect to permit shareholders to claim a credit or deduction for their respective pro rata shares of qualifying foreign taxes paid by or withheld from amounts paid to the Fund. In such a case, shareholders will be required to include as gross income from foreign sources their pro rata shares of such taxes, and each shareholder’s ability to claim a foreign tax credit or deduction for such foreign taxes will be subject to generally applicable limitations imposed by the Code, which may result in a shareholder not getting a full credit or deduction for the amount of such taxes.

In addition, the Fund’s investments in foreign securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund’s investments in certain debt obligations or REITs may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Foreign Person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For further information, Foreign Persons should consult the SAI.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Please see the SAI for additional information on the federal income tax consequences of an investment in the Fund.

You should consult your tax adviser for more information on your own situation, including possible foreign, state, local, or other applicable taxes.

25

Fund Services

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.”

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Natixis Fund or the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.”

Natixis Funds Personal Access Line®

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Website

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

26

Financial Performance

Because the Fund has no financial history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

27

Glossary of Terms

Bottom-up analysis — The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Dividend yield — The current or estimated annual dividend divided by the market price per share of a security.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization — Market price multiplied by number of shares outstanding. Whether a company is considered a: “large”, “medium” or “small” capitalization company for the Fund will depend upon the company’s market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — The Fund’s assets minus its liabilities. With respect to funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of the Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund’s total net assets by the number of shares outstanding.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by the Fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which the Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

28

If you would like more information about the Fund, the following documents will be available free upon request:

Annual and Semiannual Reports — When available, will provide additional information about the Fund’s investments. Each report will include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Fund’s annual or semiannual report (when available) or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, visit the Fund’s website at www.funds.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund’s reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings — A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Natixis Distributors, L.P. (“Natixis Distributors”), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its website at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, the Loomis Sayles Funds, Hansberger International Series and Delafield Fund, Inc. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at 617-449-2828.

(Investment Company Act File No. 811-00242)

XVN51-0908

Prospectus	October 31, 2008

Class Y

Vaughan Nelson Value Opportunity Fund

Vaughan Nelson Investment Management, L.P.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 • 800-225-5478 • www.funds.natixis.com

Goals, Strategies & Risks
Vaughan Nelson Value Opportunity Fund 2
Fund Fees & Expenses
Fund Fees & Expenses 4
More About Risk
More About Risk 6
Management Team
Meet the Fund’s Investment Adviser and Subadviser 7
Meet the Fund’s Portfolio Managers 9
Fund Services
Compensation to Securities Dealers 10
It’s Easy to Open an Account 11
Buying Shares 12
Selling Shares 13
Selling Shares in Writing 14
Exchanging Shares 14
Restrictions on Buying, Selling and Exchanging Shares 14
How Fund Shares Are Priced 17
Dividends and Distributions 18
Tax Consequences 18
Financial Performance
Financial Performance 20
Glossary of Terms
Glossary of Terms 21

If you have any questions about any of the terms used in this Prospectus, please refer to the “Glossary of Terms.”

To learn more about the possible risks of investing in the Fund, please refer to the section “More About Risk.” This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks

Vaughan Nelson Value Opportunity Fund

Adviser:	Natixis Asset Management Advisors, L.P. (“Natixis Advisors”)
Subadviser:	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Managers:	Dennis G. Alff, Chris D. Wallis and Scott J. Weber

Ticker Symbol:	Class Y
VNVYX

Investment Goal

The Fund seeks long-term capital appreciation. The Fund’s investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund, under normal circumstances, will invest primarily in companies that, at the time of purchase, have market capitalizations within the capitalization range of the Russell Midcap Value Index ($45 million to $16.75 billion as of September 30, 2008) which measures the performance of the mid-cap value segment of the U.S. equity universe. The Russell Midcap Value Index is a market capitalization-weighted index of those companies within the broader Russell Midcap Index (which includes approximately 800 of the smallest companies included in the Russell 1000 Index) that exhibit lower price-to-book ratios and lower forecasted growth values. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations.

Vaughan Nelson invests in medium capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive economic margin with stable-to-improving returns.
•	Companies valued at a discount to their asset value.
•	Companies with an attractive dividend yield and minimal basis risk.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

✓	Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
✓	Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.
✓	Vaughan Nelson uses fundamental analysis to construct a portfolio that it believes has attractive return potential.
✓	Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target or when the issuer shows a deteriorating financial condition due to increased competitive pressures or internal or external forces reducing future expected returns.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.
•	Invest in foreign securities including those of emerging markets.
•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.
•	Invest in real estate investment trusts (“REITs”).
•	Invest in securities offered in initial public offerings (“IPOs”) and Rule 144A securities.
•	Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Vaughan Nelson deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Equity securities risk: The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the

2

Principal Investment Risks - continued

equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund's non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Real Estate Investment Trusts (“REITs”) risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

For additional information, see the section “More About Risk.”

Evaluating the Fund's Past Performance

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

3

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class Y
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fees	None	*

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

Vaughan Nelson Value Opportunity Fund[1]
Class Y
Management fees	0.80%
Other expenses	0.69%†
Total annual fund operating expenses	1.49%
Less: Fee reduction and/or expense reimbursement	0.34%
Net Expenses	1.15%

4

Fund Fees & Expenses (continued)

Example

This example**, which is based upon the expenses shown in the “Annual Fund Operating Expenses” table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain the same; and
•	All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Vaughan Nelson Value Opportunity Fund
Class Y
1 year	$117
3 years	$420
1	Natixis Advisors has given a binding contractual undertaking to this Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.15% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2010, and is reevaluated on an annual basis. Natixis Advisors will be permitted to recover, on a class by class basis, management fees reduced and/or expenses it has borne through the undertaking described above to the extent that a class’ expenses in later periods fall below the annual rates set forth in the undertaking. A class will not be obligated to pay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.
†	Other expenses are estimated for the current fiscal year.
*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 for overnight delivery. These fees are subject to change.
**	The example is based on the Net Expenses shown above for the first year illustrated in the example and a portion of the second year up to the expiration of the expense limit and on the Total Annual Fund Operating Expenses for the remainder of the second year and all remaining periods.

A “snapshot” of the Fund’s investments will be found in the Fund’s annual and semiannual reports, when available. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, will be available on the Fund’s website at www.funds.natixis.com (click on “Fund Information” and then “Portfolio Holdings”). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information.

5

More About Risk

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund’s summary under “Principal Investment Risks”. The following is a list of non-principal risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unwilling or unable to honor a financial obligation.

Currency Risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund.

Foreign Risk The risk associated with investments in issuers located in foreign countries. A Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability. A Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Information Risk The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Liquidity Risk The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. Liquidity issues could also make it difficult to value the Fund’s securities. Liquidity issues may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities and Rule 144A securities.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Political Risk The risk of losses directly attributable to government or political actions.

Prepayment Risk The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Valuation Risk The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

6

Management Team

Meet the Fund’s Investment Adviser and Subadviser

The Natixis Funds family (as defined below) currently includes 24 mutual funds, including the Fund. The Natixis Funds family had combined assets of $24 billion as of September 30, 2008. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers Class Y shares of the Vaughan Nelson Value Opportunity Fund (the “Fund”), which, along with the Natixis Equity Funds, Natixis Income Funds, Natixis Diversified Portfolios, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Value Fund, Delafield Select Fund, Gateway Fund, ASG Global Alternatives Fund and Natixis Cash Management Trust — Money Market Series (the “Money Market Fund”), constitute the “Natixis Funds.”

Adviser

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. Natixis Advisors is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial service entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d’Epargne, a financial institution owned by French regional savings banks known as the Caisses d’Epargne, and Banque Fédérale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banques Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $262.3 billion in assets under management at September 30, 2008. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Natixis Advisors does not determine what investments will be purchased or sold by the Fund. The Subadviser listed below makes the investment decisions for the Fund.

The aggregate advisory and subadvisory fees to be paid by the Fund as a percentage of the Fund’s average daily net assets is 0.80%.

Subadviser

The Subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of the Fund, subject to the general supervision of the Fund’s adviser and the Board of Trustees.

Vaughan Nelson, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Vaughan Nelson Value Opportunity Fund. Vaughan Nelson is a subsidiary of Natixis US. Originally founded in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of September 30, 2008, Vaughan Nelson had $7.8 billion in assets under management.

Subadvisory Agreements

The Natixis Funds have received an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits Natixis Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with Natixis Advisors without shareholder approval, if approved by the Board of Trustees. Before the Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. As of the date of this Prospectus, the shareholders of the Fund have not yet approved reliance by the Fund on the exemptive order. Shareholders will be notified of any subadviser changes within 90 days of such changes.

A discussion of the factors considered by the Board of Trustees in approving the Fund’s investment advisory and sub-advisory contracts will be included in the Fund’s initial annual report.

Portfolio Trades

In placing portfolio trades, the Adviser or Subadviser may use brokerage firms that market the Fund’s shares or are affiliated with Natixis US, Natixis Advisors or the Subadviser. In placing trades, the Adviser or Subadviser will seek to

7

Management Team

Meet the Fund’s Investment Adviser and Subadviser (continued)

obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. The Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the Fund’s Statement of Additional Information (“SAI”) for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. Investments of cash collateral may also lose value or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan, and may realize losses on the collateral investments or be required to liquidate other portfolio securities to satisfy its obligations. The Fund may pay lending fees to the party arranging the loan.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: the Money Market Fund and the Daily Income Fund. Daily Income Fund is advised by Reich & Tang Asset Management, LLC (“Reich & Tang”). The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the Investment Company Act of 1940 (the “1940 Act”). The Fund may also make investments in related investment companies to the extent permitted by SEC regulations.

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), AEW Management and Advisors, L.P., BlackRock Investment Management, LLC (“BlackRock”), Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates L.P., Vaughan Nelson and Alpha Simplex Group, LLC (“Alpha Simplex”). Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds and other funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.

8

Management Team

Meet the Fund’s Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of the Fund’s portfolio since the date stated below.

Vaughan Nelson

Dennis G. Alff

Dennis G. Alff has co-managed Vaughan Nelson Value Opportunity Fund since October 2008. Mr. Alff, a Portfolio Manager of Vaughan Nelson, joined the firm in 2006. Mr. Alff received a B.S. from the United States Military Academy and an M.B.A from Harvard Business School. Mr. Alff holds the designation of Chartered Financial Analyst and has over 12 years of investment management and research experience.

Chris D. Wallis

Chris D. Wallis has co-managed Vaughan Nelson Value Opportunity Fund since October 2008. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. Mr. Wallis received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 16 years of investment/financial analysis and accounting experience.

Scott J. Weber

Scott J. Weber has co-managed Vaughan Nelson Value Opportunity Fund since October 2008. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson he was a Vice President of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over 11 years of investment management and financial analysis experience.

Please see the Fund’s SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund.

9

Fund Services

Compensation to Securities Dealers

The Distributor, the Fund’s adviser and their affiliates may, out of their own resources, make payments to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

10

Fund Services

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•	Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.
•	Retirement Plans such as 401(a), 401(k), 457 or 403(b) plans.
•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.
•	Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with the Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties, and they should contact such parties regarding information regarding such fees.

At the discretion of Natixis Advisors, clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.
•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).
•	Separate Accounts of New England Financial, MetLife or their affiliates.

3.	You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

Certificates will not be issued for any class of shares.

11

Fund Services

Buying Shares

	Opening an Account	Adding to an Account
Through Your Investment Dealer
• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.
By Mail

•   Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•   Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•   Shares purchased by check are redeemable, although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

•   Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•   Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

•   Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)
	• Call your investment dealer or Natixis Funds at 800-225-5478 to 1) obtain a current prospectus for the fund into which you are exchanging, and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 to request an exchange.
By Wire

•   Mail your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•   Call Natixis Funds to obtain an account number and wire transfer instructions. Your bank may charge you for such a transfer.

•   Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA # 011000028, and DDA # 99011538.

•   Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH” )
• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•   Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

• If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•   Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

12

Fund Services

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Investment Dealer
• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.
By Mail

•   Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

• The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

• Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

• Your proceeds will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)
• Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478. • Call Natixis Funds to request an exchange.
By Wire

•   Complete the “Bank Information” section on your account application.

•   Call Natixis Funds at 800-225-5478, or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•   Proceeds will generally be wired on the next business day. See the section “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

•   Ask your bank or credit union whether it is a member of the ACH system.

•   Complete the “Bank Information” section on your account application.

•   If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•   Call Natixis Funds to request an ACH redemption.

•   Proceeds will generally arrive at your bank within three business days. See the section “Selling Restrictions.”

By Telephone

•   Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to certain restrictions. See the section “Selling Restrictions.”

13

Fund Services

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;
•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or
•	the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;
•	a federal savings bank, cooperative, or other type of bank;
•	a savings and loan or other thrift institution;
•	a credit union; or
•	a securities exchange or clearing agency.

In some situations, additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. Certain Funds that offer Institutional Class shares may be subject to redemption fees. The exchange must be for the minimum to open an account or the total net asset value of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Restrictions on Buying, Selling and Exchanging Shares

The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

14

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to reject any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in the Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the Fund. The above limits are applicable whether you hold shares directly with the Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Fund and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by a fund-of-funds or similar asset allocation program that rebalances its investments no more frequently than quarterly. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund, or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of the Fund’s underlying beneficial owners. In general, the Fund and the Distributor will review trading activity at the omnibus account level. If the Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If the Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

15

Fund Services

Restrictions on Buying, Selling and Exchanging Shares (continued)

Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
The Fund may suspend the right of redemption or postpone payment for more than 7 days:

•   When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

•   During an emergency as permitted by the SEC.

•   During any other period permitted by the SEC.

The Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

The Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

• When it is detrimental for the Fund to make cash payments as determined in the sole discretion of the Adviser or Subadviser.
The Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

16

Fund Services

How Fund Shares Are Priced

“Net asset value” is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund’s Board of Trustees, as summarized below:

•	A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value and Public Offering Price” in the SAI for more details.
•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received “in good order.”[1]

•	Requests received by the Fund after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent “in good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.
•	A fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — market price or as provided by a pricing service if market price is unavailable.
•	Debt securities (other than short-term obligations) — based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).
•	Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund’s net asset value is calculated.
•	Options — the Fund generally values exchange traded options at the average of the closing bid and asked quotations.
•	Futures — unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.
•	All other securities — fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

[1]	Please see the “Buying Shares” section which provides additional information regarding who can receive a purchase order.

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Fund Services

How Fund Shares Are Priced (continued)

As described on the previous page, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Fund will generally distribute annually most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

•	Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply.
•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another Natixis Fund.
•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify for treatment as a “regulated investment company,” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that the Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, REITs and derivatives generally is not eligible for treatment as qualified dividend income.

18

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets.

Dividends and distributions declared by the Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed. In addition, Fund distributions are taxable whether shareholders receive them in cash or in additional shares.

Sales or Exchanges of Fund Shares. A redemption, sale or exchange of the Fund’s shares (including an exchange of Fund shares for shares of another Natixis Fund or Money Market Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized on a redemption, sale, exchange or other disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and the shareholder held the shares for more than one year.

Taxation of Certain Investments. The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund, except that a Fund investing more than 50% of its assets in foreign securities may elect to permit shareholders to claim a credit or deduction for their respective pro rata shares of qualifying foreign taxes paid by or withheld from amounts paid to the Fund. In such a case, shareholders will be required to include as gross income from foreign sources their pro rata shares of such taxes, and each shareholder's ability to claim a foreign tax credit or deduction for such foreign taxes will be subject to generally applicable limitations imposed by the Code, which may result in a shareholder not getting a full credit or deduction for the amount of such taxes.

In addition, the Fund’s investments in foreign securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund’s investments in certain debt obligations or REITs may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Foreign Person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For further information, Foreign Persons should consult the SAI.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Please see the SAI for additional information on the federal income tax consequences of an investment in the Fund.

You should consult your tax adviser for more information on your own situation, including possible foreign, state, local, or other applicable taxes.

19

Financial Performance

Because the Fund has no financial history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

20

Glossary of Terms

Bottom-up analysis — The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Dividend yield — The current or estimated annual dividend divided by the market price per share of a security.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization — Market price multiplied by number of shares outstanding. Whether a company is considered a “large,” “medium,” or “small” capitalization company for the Fund will depend upon the company’s market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — The Fund’s assets minus its liabilities. With respect to funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of the Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by the Fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which the Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

21

If you would like more information about the Fund, the following documents will be available free upon request:

Annual and Semiannual Reports — When available, will provide additional information about the Fund’s investments. Each report will include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Fund’s annual or semiannual report (when available) or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, visit the Fund’s website at www.funds.natixis.com or call the Fund at 800-225-5478

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund’s reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings — A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Natixis Distributors, L.P. (Natixis Distributors), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its website at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, the Loomis Sayles Funds, Hansberger International Series and Delafield Fund, Inc. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at 617-449-2828.

(Investment Company Act File No. 811-00242)

YVN51-0908

STATEMENT OF ADDITIONAL INFORMATION

October 31, 2008

VAUGHAN NELSON VALUE OPPORTUNITY FUND

This Statement of Additional Information is divided into two parts, Part I and Part II (together, the “Statement”) and contains specific information which may be useful to investors but which is not included in the Prospectus of the Vaughan Nelson Value Opportunity Fund (the “Fund”), a series of Natixis Fund’s Trust II (the “Trust”). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Fund’s Classes A and C Prospectus or the Fund’s Class Y Prospectus, each of which is dated October 31, 2008, as from time to time revised or supplemented (the “Prospectus” or “Prospectuses”). This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from Natixis Distributors, L.P. (the “Distributor”), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Natixis Fund’s at 800-225-5478 or by visiting the Fund’s website at www.funds.natixis.com.

PART I OF STATEMENT OF ADDITIONAL INFORMATION

INVESTMENT RESTRICTIONS

The following is a description of restrictions on the investments to be made by the Fund. The restrictions are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)). The percentages set forth below and the percentage limitations set forth in the Prospectuses apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Vaughan Nelson Value Opportunity Fund

Vaughan Nelson Value Opportunity Fund may not:

(1)	Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries, finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents and each foreign country’s government (together with all subdivisions thereof) will be considered to be a separate industry). For purposes of this restriction, securities and other obligations of issuers in the banking industry are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

(2)	Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(3)	Borrow money except to the extent permitted under the 1940 Act.

(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(5)	Purchase or sell commodities, except that the Fund may buy and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

(6)	Act as underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(7)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(8)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). With respect to restriction (3), the 1940 Act limits a fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” In addition to temporary borrowing, a fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if the Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board of Trustees. The Fund will take prompt and reasonable action to reduce its illiquid securities holdings if more than 15% of the Fund’s net assets are invested in such securities.

FUND CHARGES AND EXPENSES

ADVISORY FEES

Pursuant to an advisory agreement, Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of Vaughan Nelson Value Opportunity Fund and to provide a range of administrative services to the Fund.

For the services described in the advisory agreement, the Fund has agreed to pay Natixis Advisors an advisory fee at the annual rate of 0.80% of the Fund’s average daily net assets, reduced by the amount of any subadvisory fees payable directly by the Fund to its subadviser pursuant to the subadvisory agreement.

Natixis Advisors has given a binding contractual undertaking for all classes of the Fund in the table below to reduce its advisory fee, and if necessary, to bear certain expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses associated with the Fund, to the extent necessary to limit the Fund’s expenses to the annual rates indicated below. The undertaking is in effect through April 30, 2010, and is reevaluated on an annual basis. Natixis Advisors will be permitted to recover, on a class by class basis, advisory fees reduced and/or expenses it has borne through the undertaking described above to the extent that a class’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund’s adviser will not be entitled to recover any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Fund	Expense Limit	Date of Undertaking
Vaughan Nelson Value Opportunity Fund		October 30, 2008
Class A	1.40%
Class C	2.15%
Class Y	1.15%

SUBADVISORY FEES

The advisory agreement between Natixis Advisors and the Fund provides that Natixis Advisors may delegate its responsibilities thereunder to other parties. Pursuant to a separate subadvisory agreement, Natixis Advisors has delegated its portfolio management responsibilities to Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). For the services described in the subadvisory agreement, the Fund has agreed to pay its subadviser a subadvisory fee at the annual rate set forth in the following table:

Fund	Subadviser	Date of Subadvisory Agreement	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund)
Vaughan Nelson Value Opportunity Fund	Vaughan Nelson	October 30, 2008	0.50%

The Fund is newly formed and thus has not incurred any advisory or subadvisory fees as of the date of this Statement.

For more information about the Fund’s advisory and subadvisory agreements, see “Investment Advisory and other Services” in Part II of this Statement.

BROKERAGE COMMISSIONS

The Fund is newly formed and thus has not incurred any brokerage commissions as of the date of this Statement.

For a description of how transactions in portfolio securities are effected and how the Fund’s adviser or subadviser select brokers, see the section entitled “Portfolio Transactions and Brokerage” in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

As explained in Part II of this Statement, the Class A and Class C shares of the Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Fund is newly formed and thus has not paid any Rule 12b-1 fees as of the date of this Statement. Compensation payable under the Plans may be paid regardless of the Distributor’s expenses. The anticipated benefits to the Fund of the Plans include the ability to attract and maintain assets.

OWNERSHIP OF FUND SHARES

The Fund is newly formed and thus, to the Fund’s knowledge, there are no persons who own of record or beneficially 5% or more of the outstanding shares of the Fund.

PART II OF STATEMENT OF ADDITIONAL INFORMATION

THE TRUST

Natixis Funds Trust II is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust dated May 6, 1931, as amended and restated on June 2, 2005, and consisted of a single Fund (now the Harris Associates Large Cap Value Fund) until January 1989, when the Trust was reorganized as a “series” company as described in Section 18(f)(2) of the 1940 Act. Other than the Delafield Select Fund, each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:

Trust Name	Date
Investment Trust of Boston	May 1931 to November 1988
Investment Trust of Boston Funds	December 1988 to April 1992
TNE Funds Trust	April 1992 to March 1994
New England Funds Trust II	April 1994 to January 2000
Nvest Funds Trust II	January 2000 to April 2001
CDC Nvest Funds Trust II	May 2001 to April 2005
IXIS Advisor Funds Trust II	May 2005 to August 2007
Natixis Funds Trust II	August 2007 to present

INVESTMENT STRATEGIES AND RISKS

Investment Restrictions

The following is a list of certain investment strategies, including particular types of securities, instruments, or specific practices, which may be used by the adviser or subadviser in managing the Fund. The Fund’s principal strategies are detailed in its Prospectus. This Statement describes some of the non-principal strategies the Fund may use, in addition to providing additional information about its principal strategies. The list under each category below is not intended to be an exclusive list of securities, instruments and practices for investment. Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectus, under “Investment Restrictions” in Part I of this Statement, or under applicable law, the Fund may engage in each of the strategies and invest in each security and instrument listed below. The adviser may invest in a general category listed below and where applicable with particular emphasis on a certain type of security but investment is not limited to the categories listed below or the securities specifically enumerated under each category. However, the Fund is not required to engage in a particular transaction or invest in any security or instrument even if to do so might benefit the Fund. The adviser or subadviser may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy. The adviser or subadviser may invest in any security that falls under the specific category including securities that are not listed below. The Prospectuses or this Statement will be updated if the Fund begins to engage in investment practices that are not described in the Prospectuses or this Statement.

Fund	Securities	Practices
Value Opportunity Fund

Debt Securities (Convertible Securities, Mortgage-related Securities, Rule 144A Securities, U.S. Government Securities)

Equity Securities (Common Stock, Investment

Companies, Preferred Stock, REITs, Convertible Securities, Partnerships, Warrants)

Foreign Securities (Depositary Receipts, Emerging Markets)

Money Market Instruments

Initial Public Offerings Illiquid Securities Futures Contracts Options When-Issued Securities Repurchase Agreements Reverse Repurchase Agreements Securities Lending Short-Term Trading

Investment Strategies

TYPES OF SECURITIES

Debt Securities

The Fund may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short-, medium- and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends either on a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer’s general taxing power, (ii) a specific type of tax such, as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities do not involve the credit risks associated with other types of fixed income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. Generally, the value of debt securities falls when market rates of interest are rising. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a fund the principal on the security before it is due, thus depriving the fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in debt securities for any particular period. Fluctuations in the value of a fund’s investments in debt securities will cause the fund’s net asset value to increase or decrease.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities may be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed income securities, but usually provide a lower yield than comparable fixed income securities. Many convertible securities are relatively illiquid.

Fixed Income Securities

The Fund may invest in fixed income securities. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. In addition, the prices of fixed income securities generally vary inversely with changes in interest rates. Prices of fixed income securities may also be affected by items related to a particular issue or to the debt markets generally. The net asset value of the Fund’s shares will vary as a result of changes in the value of the securities in the Fund’s portfolio.

Investment Grade Fixed Income Securities. To be considered investment grade quality, at least one of the three major rating agencies (such as Fitch Investor Services, Inc. (“Fitch”), Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Rating Group (“S&P”)) must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, the Fund’s adviser or subadviser must have determined it to be of comparable quality.

Lower Quality Fixed Income Securities. Lower quality fixed income securities (commonly referred to as “junk bonds”) are below investment grade quality. To be considered below investment grade quality, none of the major rating agencies must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, the Fund’s adviser or subadviser must have determined it to be of comparable quality.

Lower quality fixed income securities are subject to greater credit risk and market risk than higher quality fixed income securities. Lower quality fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If the Fund invests in lower quality fixed income securities, the Fund’s achievement of its objective may be more dependent on the adviser’s or the subadviser’s own credit analysis than is the case with funds that invest in higher quality fixed income securities. The market for lower quality fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower quality fixed income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services’ descriptions of the various rating categories, see Appendix A. The Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if the Fund’s adviser or subadviser believes it would be advantageous to do so.

Mortgage-Related Securities

The Fund may invest in mortgage-related securities, such as Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund’s portfolio securities. The value of some mortgage-backed or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser or subadviser to forecast interest rates and other economic factors correctly. The market for mortgage-backed and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The market for mortgage-related securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

U.S. Government Securities

The Fund may invest in some or all of the following U.S. government securities:

U.S. Treasury Bills—Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

U.S. Treasury Notes and Bonds—Direct obligations of the U.S. Treasury issued in maturities that vary between one and thirty years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

Treasury Inflation-Protected Securities (“TIPS”)—Fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

“Ginnie Maes”—Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes”—The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

“Freddie Macs”—The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.

Risks. U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Funds net asset value. Because the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Historically, securities such as Fannie Maes and Freddie Macs have been guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but have not been backed by the full faith and credit of the U.S. government. Instead, they were supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. If a government sponsored entity is unable to meet its obligations, the performance of a fund that holds securities of the entity will be adversely affected.

FNMA and FHLMC hold or guarantee trillions of dollars worth of mortgages and mortgage-backed securities. The value of the companies’ securities have fallen sharply in 2008 due to concerns that the firms do not have sufficient capital to offset losses resulting from the mortgage crisis. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas the FNMA and FHLMC could buy, and until 2009, to lend the FNMA and FHLMC emergency funds and to purchase the entities’ stock. More recently, in September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies into a conservatorship. The effect that this conservatorship will have on the companies’ debt and equity securities is unclear.

See “Mortgage-Related Securities” above for additional information on these securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Equity Securities

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and may include common and preferred stocks, securities exercisable for, or convertible into, common or preferred stocks, such as warrants, convertible debt securities and convertible preferred stock, and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event that an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and other debt securities take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities, potentially in a significant amount. The value of your investment in a fund that invests in equity securities may decrease. The Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See “Small Capitalization Companies” below. The Fund’s investments may include securities traded “over-the-counter” as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities may be more difficult to sell under some market conditions.

Growth Stocks and Value Stocks

The Fund may invest in growth stocks and value stocks. Growth stocks are those stocks of companies that an adviser believes have earnings that will grow faster than the economy as a whole. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the adviser has placed on it.

Value stocks are those stocks of companies that the adviser believes are undervalued compared to their true worth. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the adviser’s assessment of a company’s prospects is wrong or if other investors do not eventually recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the adviser has placed on it. The Fund generally invests a significant portion of its assets in value stocks.

Many stocks may have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, they fit into.

Investment Companies

The Fund may invest in other investment companies. Investment companies, including companies such as “iShares,” “SPDRs” and “VIPERs,” are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, the Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and the Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund. In other circumstances, the market value of an investment company’s shares may be less than the net asset value per share of the investment company.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when the Fund’s adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. In addition, it may be efficient for the Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Market Capitalizations

The Fund may invest in companies with small, medium or large market capitalizations. The market capitalization ranges allowable for investments of the Fund are defined in reference to the benchmark of the Fund. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Mid capitalization companies are generally medium size companies that are not as established as large capitalization companies, may be more volatile, and are subject to many of the same risks as smaller capitalization companies.

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Small Capitalization Companies—The Fund may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Real Estate Investment Trusts (REITs)

The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real-estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in limited volume, and may be subject to more abrupt or erratic price movements than more widely-held securities. In addition, the Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes.

Warrants and Rights

The Fund may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are often freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

Foreign Securities

The Fund may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

Because most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. To the extent the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution.

Although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

In addition, because the Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its net asset value (“NAV”), the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund’s shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see “Net Asset Value.”

Depositary Receipts

The Fund may invest in foreign equity securities by purchasing “depositary receipts.” Depositary receipts are instruments issued by banks that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and the price may be more volatile than sponsored depositary receipts. American Depositary Receipts (“ADRs”) are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency risk.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the adviser of the Fund may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce the Fund’s net income available for distribution to shareholders.

Money Market Instruments

The Fund may seek to minimize risk by investing in money market instruments, which are high quality, short-term securities. Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes. However, even though money market instruments are generally considered to be high quality and a low risk investment, recently a number of issuers of money market and money market type instruments have experience financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

In addition, recently many money market instruments previously thought to be highly liquid have become illiquid. If the Fund’s money market instruments become illiquid, the Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

TYPES OF PRACTICES

Derivative Instruments

The Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes and other assets. The Fund’s adviser or subadviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Examples of derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and debt-linked and equity-linked securities. Some of these derivative instruments are discussed in detail elsewhere in this Statement.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Fund’s adviser’s or subadviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if they had not been used. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser and/or subadviser monitor the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Fund’s use of derivatives may be limited by certain provisions of the Code. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Futures Contracts

Futures transactions involve the Fund’s buying or selling futures contracts. A futures contract is an agreement between two parties to buy and sell a particular security or commodity or group or index of securities or commodities for a specified price on a specified future date. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash (depending on whether the contract calls for physical delivery or cash settlement) at the time and in the amount specified in the contract. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, S&P 500 Index futures trade in contracts equal to $250 multiplied by the S&P 500 Index.

When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin.” If the Fund has a long position in a futures contract it will designate on the Fund’s records or establish a segregated account with the Fund’s custodian cash or liquid securities eligible for purchase by the Fund equal to its daily marked to market net obligation under the contract (less any margin on deposit). For short positions in futures contracts, the Fund will designate on the Fund’s records or establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal its daily marked to market net obligation under the futures contracts.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund is less than the price of the offsetting purchase, the Fund will realize a loss. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Illiquid Securities

The Fund may purchase illiquid securities. Securities will generally be considered “illiquid” if such securities cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time or at the price at which the Fund values the security. In addition, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

The Fund may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities are treated as illiquid, unless the adviser has determined, under guidelines established by the Trust’s Board of Trustees, that the particular issue is liquid.

Initial Public Offerings

The Fund may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. The Fund may purchase a “hot” IPO (also known as a “hot issue”), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. The Fund’s investment in IPO securities may have a significant impact on the Fund’s performance and may result in significant capital gains.

Options and Warrants

Options transactions may involve the Fund’s buying or writing (selling) options on securities or securities indices,. The Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that it owns or intends to acquire.

Options can generally be classified as either “call” or “put” options. There are two parties to a typical options transaction: the “writer” and the “buyer.” A call option gives the buyer the right to buy a security or other asset (such as a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. An “American style” option allows exercise of the option at any time during the term of the option. A “European style” option allows an option to be exercised only at a specific time or times, such as the end of its term. Options may be traded on or off an established securities exchange.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the sale is that the previous option position purchased will be canceled. The Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option. Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter), the value of an options contract may change as a result of the lapse of time even though the value of the futures contract or security underlying the option (and of the security or other asset deliverable under the futures contract) has not changed.

As an alternative to purchasing call and put options on index futures, the Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner similar to the use of options on index futures.

Options on Indices

The Fund may invest in options on indices. Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Exchange-traded Options

The Fund may purchase or write exchange-traded options. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to consummate the transaction. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Risks of Derivative Instruments

The use of derivative instruments, including the futures contracts, options and warrants described above, involves risks. One risk arises because of the imperfect correlation between movements in the price of derivatives contracts and movements in the price of the securities that are the subject of the hedge. The Fund’s derivative strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation. Use of derivatives for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

The correlation between the price movement of the derivatives contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or a gain on the derivative that is not completely offset by movements in the price of the hedged securities. For example, in an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell futures contracts in a lesser amount than the hedged security if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation in derivative transactions also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

Income earned by the Fund from its options activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of the Fund’s portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

The value of options purchased by the Fund and futures contracts held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities or derivatives held in the Fund’s portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund writes a call option or sells a futures contract without holding the underlying securities, currencies, or futures contracts, its potential loss is unlimited. The Fund will be required, however, to segregate or designate on its records liquid assets in amounts sufficient at all times to satisfy its net obligations under options and futures contracts.

The risks of the Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

The successful use of derivatives will usually depend on the Adviser’s ability to forecast the securities market or other financial market movements correctly. The Fund’s ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options and certain Fund contracts also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Repurchase Agreements

The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by the Fund. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at what is considered to be comparatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated or earmarked on the applicable Fund’s records at the trade date and maintained until the transaction is settled. Reverse repurchase agreements are economically similar to secured borrowings by the Fund.

Securities Lending

The Fund may lend its portfolio securities to brokers, dealers or other financial institutions under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned (although the payment characteristics may change) and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in Part I of this Statement. Under some securities lending arrangements the Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, the Fund may seek to recall the securities so that the securities may be voted by the Fund, although the Adviser may not know of such event in time to recall the securities or may be unable to recall the securities in time to vote them. The Fund pays various fees in connection with such loans, including fees to the party arranging the loans shipping fees and custodian and placement fees approved by the Boards of Trustees of the Trusts or persons acting pursuant to the direction of the Board.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral. In addition, any investment of cash collateral is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash.

Short-Term Trading

The Fund may, consistent with its investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund’s portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the adviser’s investment discretion in managing the Fund’s assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

When-Issued Securities

“When-issued” securities are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve the Fund’s investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more. During this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. When-issued securities may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Fund will either designate on its records or cause its custodian to establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

TEMPORARY DEFENSIVE POSITIONS

The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, the adviser and subadviser of the Fund may employ a temporary defensive strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund may temporarily hold cash (U.S. dollars, foreign currencies, or multinational currency units) or invest up to 100% of its assets in high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Fund will employ temporary defensive strategies. The use of temporary defensive strategies may prevent the Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market or other short-term high quality debt instruments.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund’s total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods. The Fund anticipates that its portfolio turnover rate will vary from time to time depending on the volatility of economic and market conditions.

Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Fund’s adviser or subadviser believes that portfolio changes are appropriate.

PORTFOLIO HOLDINGS INFORMATION

The Fund has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, portfolio holdings information will not be disclosed until it is first posted on the Fund’s website at www.funds.natixis.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 30 days. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Fund:

(1)	Disclosure of portfolio holdings posted on the Fund’s website, provided that information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Fund, its principal underwriter or an affiliate of the Fund’s principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided five days after month-end) and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Fund, and to vendors that provide proxy services, including proxy voting administration and research services to the subadviser of the Fund (votable portfolio holdings of issuers as of record date for shareholder meetings);

(4)	Disclosure to employees of the Fund’s adviser, subadviser, principal underwriter, administrator, custodian, fund accounting agent and independent registered public accounting firm, fund counsel and independent trustee counsel, as well as to broker dealers executing portfolio transactions for the Fund, provided that such disclosure is made for bona fide business purposes; and

(5)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Fund. Such exceptions will be reported to the Board of Trustees.

With respect to (5) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Fund’s semiannual financial statements, quarterly Form N-Q filings and other related items and Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Fund’s federal income and excise tax returns. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case by case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of the Fund’s portfolio holdings by reviewing, on a periodic basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Fund’s policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

Other registered investment companies that are advised or sub-advised by the Fund’s adviser or subadviser may be subject to different portfolio holdings disclosure policies, and neither the adviser nor the Board of Trustees of the Trust exercises control over such policies or disclosure. In addition, separate account clients of the adviser have access to their portfolio holdings and are not subject to the Fund’s portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the adviser and some of the separate accounts managed by the adviser have investment objectives and strategies that are substantially similar or identical to the Fund’s, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as the Fund.

In addition, any disclosures of portfolio holdings information by the Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund’s and the adviser’s fiduciary duty to shareholders, and the Fund’s code of ethics. The Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, subadviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in the Fund or in other funds or accounts managed by the Fund’s adviser or subadviser or by any affiliated person of the adviser or subadviser.

MANAGEMENT OF THE TRUST

The Trust is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review the Fund’s performance.

Trustees and Officers

The table below provides certain information regarding the trustees and officers of the Trust. For the purposes of this table and for purposes of this Statement, the term “Independent Trustee” means those trustees who are not “interested persons” as defined in the 1940 Act, of the Trust. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For the purposes of this Statement, the term “Interested Trustee” means those trustees who are “interested persons” of the Trust.

Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INDEPENDENT TRUSTEES
Graham T. Allison, Jr. (1940)	Trustee Since 1995 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	41 Director, Taubman Centers, Inc. (real estate investment trust)

Charles D. Baker (1956)	Trustee Since 2005 Contract Review and Governance Committee Member	President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	41 None

Edward A. Benjamin (1938)	Trustee Since 2003 Chairman of the Contract Review and Governance Committee	Retired	41 None

Daniel M. Cain (1945)	Trustee Since 1996 Chairman of the Audit Committee	President and Chief Executive Officer, Cain Brothers & Company, Incorporated (investment banking)	41 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker (1945)	Trustee Since 2008 Contract Review and Governance Committee Member	Formerly, Treasurer, Sequa Corporation (manufacturing)	41 Director, M Fund, Inc. (registered investment company)

Jonathan P. Mason (1958)	Trustee Since 2007 Audit Committee Member	Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)	41 None

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee since 1993 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	41 Director, Verizon Communications; Director, Rohm and Haas Company (specialty chemicals); Director, AES Corporation (international power company)

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Cynthia L. Walker (1956)	Trustee Since 2005 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	41 None
INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2003	President, Chairman, Director, and Chief Executive Officer, Loomis, Sayles & Company, L.P.	41 None

John T. Hailer[2] (1960)	Trustee Since 2000	President and Chief Executive Officer-U.S and Asia, Natixis Global Associates, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors L.P. and Natixis Global Associates, Inc.	41 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

**	Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust II, Natixis Funds Trust IV, Natixis Cash Management Trust and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee’s or officer’s current position with such entity.

***	The trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

[1]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles & Company, L.P.

[2]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with affiliated persons of the Trust: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

Officers of the Trusts
Name and Year of Birth	Position(s) Held With the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

David Giunta (1965)	President and Chief Executive Officer	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, Senior Counsel, Columbia Management Group.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, Senior Director, PFPC Inc.

Robert Krantz (1964)	Executive Vice President	Since September 2007	Executive Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds trusts, Loomis Sayles Funds trusts and Hansberger International Series. Previous positions during the past five years with the Distributor or Natixis Advisors are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

Standing Board Committees

The Trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended December 31, 2007, this Committee held five meetings.

The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Advisors, L.P., 399 Boylston Street, 12th Floor, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) state that the communication relates to the Vaughan Nelson Value Opportunity Fund, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include: (i) the nominee’s knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee’s educational background; (iv) the nominee’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Standing Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust’s audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in an audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended December 31, 2007, this Committee held five meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin - Chairman
Jonathan P. Mason	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker
Kenneth Drucker

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Fund Securities Owned by the Trustees

As of December 31, 2007, the Fund had not commenced operations.

As of December 31, 2007, the trustees had the following ownership in the funds in the Fund Complex:

Independent Trustees

Aggregate Dollar Range of Fund Shares in Funds Overseen by Trustee in the Fund Complex*
Graham T. Allison, Jr.**	E
Charles D. Baker	C
Edward A. Benjamin**	E
Daniel M. Cain**	E
Kenneth A. Drucker***	A
Jonathan P. Mason****	C
Sandra O. Moose**	E
Cynthia L. Walker	E

*	A. None

B.	$1 - 10,000

C.	$10,001 - $50,000

D.	$50,001 - $100,000

E.	Over $100,000

**	Amounts include economic value of notional investments held through the deferred compensation plan.

***	Mr. Drucker was appointed a trustee effective July 1, 2008.

****	Mr. Mason was appointed a trustee effective April 1, 2007.

Interested Trustees

Aggregate Dollar Range of Fund Shares in Funds Overseen by Trustee in the Fund Complex*
Robert J. Blanding	E
John T. Hailer	E

*	A. None

B.	$1 - 10,000

C.	$10,001 - $50,000

D.	$50,001 - $100,000

E.	Over $100,000

Trustee Fees

The Trust pays no compensation to its officers or to its trustees who are Interested Trustees.

The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each committee meeting that he or she attends in person and $2,500 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each committee meeting that he or she attends in person and $3,125 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

During the fiscal year ended December 31, 2007, the Trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of Natixis Funds Trusts, Loomis Sayles Funds Trusts, Hansberger International Series and AEW Real Estate Income Fund (a closed-end fund that has since been liquidated). The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

Compensation Table

For the Fiscal Year Ended December 31, 2007

	Aggregate Compensation from the Trust†	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex††
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.	$2,837	$0	$0	$100,750
Charles D. Baker	2,622	0	0	92,700
Edward A. Benjamin	3,113	0	0	111,000
Daniel M. Cain	3,007	0	0	111,200
Richard Darman†††	2,459	0	0	88,750
Kenneth A. Drucker††††	0	0	0	0
Jonathan P. Mason†††††	1,867	0	0	68,250
Sandra O. Moose	2,029	0	0	200,000
Cynthia L. Walker	2,731	0	0	100,950

INTERESTED TRUSTEES
John T. Hailer	$0	$0	$0	$0
Robert J. Blanding	0	0	0	0

†	For the fiscal year ended December 31, 2007. Amounts include payments deferred by the Trustees for the fiscal year ended December 31, 2007. The total amount of deferred compensation accrued for the Trust as of December 31, 2007 for the Trustees is as follows: Allison ($187,415), Baker ($8,111), Benjamin ($41,351), Cain ($73,196), Mason ($2,655) and Walker ($16,102).

††	Total Compensation represents amounts paid during the fiscal year ended December 31, 2007 and January 31, 2008 to a trustee for serving on the Board of Trustees of nine (9) trusts with a total of forty-two (42) funds as of December 31, 2007. The number of trusts and funds includes the AEW Real Estate Income Fund, which was liquidated on April 13, 2007, the IXIS Equity Diversified Portfolio, which was liquidated on August 3, 2007, and the Natixis Value Fund, which merged with the Loomis Sayles Value Fund on October 26, 2007.

†††	Mr. Darman served as a trustee until his death on January 25, 2008.

††††	Mr. Drucker was appointed as trustee of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series on July 1, 2008.

†††††	Mr. Mason was appointed as trustee of Natixis Funds Trusts and Loomis Sayles Funds Trusts on April 1, 2007.

The Natixis Funds trusts and Loomis Sayles Funds trusts do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a fund or funds selected by the Trustee on the normal payment date for such fees.

Code of Ethics

The Trust, its adviser and subadviser, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are available on the SEC’s EDGAR system which can be accessed through www.sec.gov.

Proxy Voting Policies

The Board of Trustees of the Fund has adopted the Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by the Fund. Under the Guidelines, the responsibility for voting proxies generally is delegated to the Fund’s investment adviser or subadviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. The adviser or subadviser shall exercise its fiduciary responsibilities to vote proxies with respect to the Fund’s investments that are managed by that adviser or subadviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser or subadviser. The adviser or subadviser are responsible for maintaining certain records and reporting to the Audit Committee of the Trust in connection with the voting of proxies. The adviser or subadviser shall make available to the Fund, or Natixis Advisors, the Fund’s administrator, the records and information maintained by the adviser or subadviser under the Guidelines.

Information regarding how the Fund voted proxies related to its respective portfolio securities during the 12-month period ended June 30, 2008 is available without charge through the Fund’s website, www.funds.natixis.com and on the SEC’s website at www.sec.gov.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) Vaughan Nelson utilizes the services of a third party proxy service provider (the “Proxy Service Provider”) to assist in voting proxies. Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of Vaughan Nelson’s in instances where a material conflict exists. Vaughan Nelson has created a Proxy Voting Guideline (“Guideline”) believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson’s Investment Committee and it considers the nature of the firm’s business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm, internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a “blanket voting approach” cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in the client’s best interest.

In executing its duty to vote proxies for the client, a material conflict of interest may arise. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, between it and the client given the nature of its business, client base, relationships, the types of securities managed and the fact Vaughan Nelson is not affiliated with an investment banking or similar firm. Notwithstanding, if a conflict of interest arises Vaughan Nelson will undertake to vote the proxy or proxy issue in the client’s continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson’s part, or casting the vote as indicated by the independent third-party research firm.

Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: (1) mutual funds – whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, (2) international securities – whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, (3) new accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, (4) unsupervised securities – where the firm does not have a basis on which to offer advice, or 5) where the firm may abstain from voting when, in a good faith determination, the costs involved to vote a proxy cannot be justified (e.g., total holdings less than 10,000 shares, cost of translations, etc.).

INVESTMENT ADVISORY AND OTHER SERVICES

Information About the Organization and Ownership of the Adviser and Subadviser of the Fund

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”).

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly or indirectly, by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d’Epargne (“CNCE”), a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Fédérale des Banques Populaires (“BFBP”), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 30, avenue Pierre Mendes-France, 75013 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

The 14 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $262.3 billion in assets under management or administration as of September 30, 2008.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) was formed in 1970 and provides investment advisory services to foundations, university endowments, corporate retirement plans and individuals. Vaughan Nelson is a limited partnership whose sole general partner, Vaughan Nelson Investment Management, Inc., is a wholly-owned subsidiary of Natixis Holdings. Natixis owns the entire limited partnership interest in Vaughan Nelson.

Advisory and Subadvisory Agreements

The Fund’s advisory agreement with Natixis Advisors provides that the adviser will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund’s assets in accordance with its investment objectives and policies.

The Fund pays all expenses not borne by its adviser or subadviser including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent registered public accounting firm, legal counsel for the Fund, legal counsel for the Trust’s Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund’s adviser, subadviser or their affiliates, other than affiliated registered investment companies, all expenses of shareholders’ and trustees’ meetings, and costs of preparing, printing and mailing reports to shareholders. Certain expenses may be allocated differently among the Fund’s Classes A and C shares, on the one hand, and Class Y shares on the other hand. (See “Description of the Trust and Ownership of Shares.”)

Except as noted below, the advisory agreement and subadvisory agreement provide that they will continue in effect for two years from the date of execution and thereafter from year to year if their continuance is approved at least annually (i) by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Natixis Funds Trust II has received an exemptive order from the SEC that permits Natixis Advisors to amend existing subadvisory agreements, where applicable, when approved by the Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with Natixis Advisors without obtaining shareholder approval, if approved by the Board of Trustees. Before any Natixis fund can begin to rely on the exemptions described above, a majority of the shareholders of the fund must approve the ability of the fund to rely on the exemptive order. Certain Natixis funds have already received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes.

The advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days’ written notice, or by the Fund’s adviser upon 90 days’ written notice. The advisory agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). The subadvisory agreement also may be terminated by the subadviser upon 90 days’ notice and automatically terminates upon termination of the related advisory agreement.

The advisory and subadvisory agreement provide that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Natixis Advisors oversees the portfolio management services provided to the Fund by the subadviser and provides certain administrative services. Subject to the review of the Board of Trustees, Natixis Advisors monitors the subadviser to assure that the subadviser is managing the Fund’s assets consistently with the Fund’s investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, Natixis Advisors also provides the Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund’s existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund’s registration statement under federal and state laws. Natixis Advisors does not determine what investments will be purchased or sold for the Fund.

Natixis Advisors may terminate the subadvisory agreement without shareholder approval. In such case, Natixis Advisors will enter into an agreement with another subadviser to manage the Fund.

Distribution Agreements and Rule 12b-1 Plans

Under a separate agreement with the Fund, the Distributor serves as the principal distributor of each class of shares of the Fund. The Distributor’s principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under this agreement (the “Distribution Agreement”), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

The Distributor is compensated under the Distribution Agreement through receipt of the sales charges on Class A and Class C shares described below and is paid by the Fund the service and distribution fees described in the Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of the Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Fund’s shares.

The Fund has adopted Rule 12b-1 plans (the “Plans”) for its Classes A and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as “trail commissions.” Pursuant to Rule 12b-1 under the 1940 Act, the Plan was approved by the shareholders of the Fund, and (together with the Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the Trust.

Under the Plans, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to the Class A and C shares. In the case of Class C shares, the Distributor retains the first year’s service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund’s shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund’s Class A shares.

The service fee on Class A shares may be paid only to reimburse the Distributor for the expense of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

The Fund’s Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of the Fund’s Class C shares. The Distributor retains the 0.75% distribution fee assessed against Class C shares during the first year of investment. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund’s shares, as distribution fees in connection with the sale of the Fund’s shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trust’s trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the Trust shall be committed to the discretion of such trustees.

Fees paid by Class A or Class C shares of the Fund may indirectly support sales and servicing efforts relating to shares of the other series of the Natixis Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of the Fund’s shares, and allocates other expenses among the relevant funds based on their relative net assets or relative sales. Expenses allocated to the Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Fund’s shares. As described in more detail below, the Distributor, at its expense, may pay additional amounts to dealers who have selling agreements with the Distributor. Class Y shares of the Fund may be offered by registered representatives of certain affiliates who are also employees of Natixis US and may receive compensation from the Fund’s adviser or subadviser with respect to sales of Class Y shares.

The Distribution Agreement for the Fund may be terminated at any time on 60 days’ notice to the Distributor without payment of any penalty by either vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trustees. The Distribution Agreement may be terminated at any time on 90 days’ written notice to the Trust, without payment of any penalty.

The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees cast in person at a meeting called for that purpose and (ii) by the vote of the Board of Trustees or by a vote of a majority of the outstanding securities of the Fund (or the relevant class, in the case of the Plans).

With the exception of the Distributor, its affiliated companies and those trustees that are not Independent Trustees, no interested person of the Trust or any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Fund and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention and (3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the plans were not in place.

The Distributor controls the words “Natixis” in the name of the Trust and if it should cease to be the principal distributor of such Fund’s shares, the Trust may be required to change its names and delete these words or letters. The Distributor also acts as principal distributor for Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II (except Class J shares of the Loomis Sayles Investment Grade Bond Fund), Hansberger International Series and Gateway Trust.

The portion of the various fees and expenses for Classes A and C shares that are paid (reallowed) to securities dealers are shown below.

Class A

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)		Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000	5.75%	5.00%		0.25%	5.25%
$50,000 - $99,999	4.50%	4.00%		0.25%	4.25%
$100,000 - $249,999	3.50%	3.00%		0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%		0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%		0.25%	1.95%

Investments of $1 million or more
First $3 million	None	1.00	%(1)	0.25%	1.25%
Excess over $3 million	None	0.50	%(1)	0.25%	0.75%

Investments with no Sales Charge (2)	None	0.00%		0.25%	0.25%

(1)	These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Classes A and C shares of the Equity Funds and Diversified Portfolios under the section “How Sales Charges Are Calculated.”

Class C

Class C service fees are payable regardless of the amount of the Distributor’s related expenses. The portion of the various fees and expenses for Class C shares of the Fund that are paid to securities dealers are shown below:

Investment	Maximum Front –End Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
All amounts for Class C	none	1.00%	0.00%	1.00%

As described in the Prospectus, each purchase or sale of shares is effected at the net asset value next determined after an order is received, less any applicable sales charge. The sales charge is allocated between the investment dealer and the Distributor, as indicated in the tables above. The Distributor receives the contingent deferred sales charge (the “CDSC”). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time.

For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Natixis fund or if the account is registered in street name.

The Distributor, Natixis Advisors and their affiliates may, out of their own resources, make additional payments to dealers who sell shares of the Fund. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A and C shares, (iii) payments based upon various factors described below and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm’s internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, (e.g., due diligence meetings held for training and educational purposes). The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”). The participation of such firms in financial assistance programs is at the discretion of the firm and the Distributor. The payments described in (iii) above may be based on sales (generally ranging from 0.05% to 0.35% of gross sales) or the amount of assets a dealer’s clients have invested in the Fund (at annual rates generally ranging from 0.05% to 0.25% of the value of the clients’ shares). The actual payment rates to a dealer will depend upon how the particular arrangement is structured (e.g., solely asset based fees, solely sales based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Fund, redemption rates and the willingness of the dealer to provide access to its representatives for educational and marketing purposes. The payments to dealers described in this paragraph and elsewhere in this Statement, which may be significant to the dealers, may create an incentive for a dealer or its representatives to recommend or sell shares of a particular Fund or shares class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their dealers for details about the payment the dealers may receive.

Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by its individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Fund’s Prospectuses and this Statement. Customers will be provided with specific information about any processing or service fees charged by their dealer.

OTHER ARRANGEMENTS

Administrative Services. Natixis Advisors performs certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, Natixis Advisors provides the following services to the Fund: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities and (iv) consultation and legal advice on Fund related matters.

Custodial Arrangements. State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trust. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

Transfer Agency Services. Pursuant to a contract between the Trust, on behalf of the Fund, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, Boston Financial acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund’s shares.

The Fund may also pay dealers whose clients invest in the Fund fees for sub-transfer agency and other similar services. As indicated above, the Distributor, Natixis Advisors and their affiliates may also make payments for sub-transfer agency and similar services.

Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is Pricewaterhouse Coopers LLP, 125 High Street, Boston, MA 02110. The independent registered public accounting firm conducts an annual audit of the Fund’s financial statements, assists in the review of federal and state income tax returns and consults with the Trust as to matters of accounting and federal and state income taxation, and will conduct an annual audit of the Fund’s financial statements, when available.

Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Fund.

PORTFOLIO MANAGEMENT INFORMATION

PORTFOLIO MANAGERS’ MANAGEMENT OF OTHER ACCOUNTS

As of September 30, 2008, Dennis G. Alff, Chris D. Wallis and Scott J. Weber (the “Portfolio Managers”) managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by each Portfolio Manager.

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Dennis G. Alff	3	$359 million	0	$0	2	$58 million	0	$0	74	$1,691 million	0	$0
Chris D. Wallis	13	$1,260 million	0	$0	7	$119 million	0	$0	198	$3,427 million	0	$0
Scott J. Weber	13	$1,260 million	0	$0	5	$61 million	0	$0	140	$2,446 million	0	$0

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. The adviser and subadviser have adopted policies and procedures to mitigate the effects of these conflicts. For more information on how the adviser and subadviser allocate investment opportunities between the Fund and their other clients, see the section “Allocation of Investment Opportunity Among the Fund and Other Investors Managed by the Adviser and Subadviser; Cross Relationships of Officers and Trustees” in this Statement. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock or otherwise takes a short position in one client account but holds that stock long in other accounts, including the Fund, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage” below.

Portfolio Managers’ Compensation

The compensation of Messrs. Alff, Wallis and Weber in connection with their management of the Fund is described below.

Vaughan Nelson. Compensation of portfolio management professionals includes a fixed base salary, variable bonus and a contribution to the firm’s retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm’s operating profit. Each portfolio management professional’s participation in the variable bonus pool is based primarily upon the performance of the strategy managed by the portfolio manager, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group. In order to align compensation with the investment objectives of our clients, the evaluation methodology utilizes the three year performance period as the primary weighting, the five year performance period as the secondary weighting and a qualitative assessment of the quality of client service provided as a tertiary weighting. The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees, at the discretion of the compensation committee, are eligible to participate within Natixis Global Asset Management’s long-term incentive program. Compensation at Vaughan Nelson is determined by the compensation committee at the recommendation of the Chief Executive Officer.

There is no distinction for purposes of compensation between the Fund and any other accounts managed.

Portfolio Managers’ Ownership of Fund Shares

The Fund is newly formed and, as of the date of this Statement, none of the Portfolio Managers owned any shares of the Fund. There are various reasons why a Portfolio Manager may not own shares of the Fund in the future. One reason is that the Fund’s investment objectives and strategies may not match those of the Portfolio Manager’s personal investment objective. Also, the Portfolio Manager may invest in other funds or pooled investment vehicles or separate accounts managed by the Portfolio Manager in a similar style to the fund. Administrative reasons (such as facilitating compliance with the adviser’s code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the Fund.

Allocation of Investment Opportunity Among the Fund and Other Investors Managed by the Adviser and Subadviser; Cross Relationships of Officers and Trustees

Vaughan Nelson. In addition to managing the Fund, Vaughan Nelson serves as investment adviser to foundations, university endowments and corporate retirement and family/individual core funds. Portfolio transactions for each client account are either completed independently, or, when decisions are made to purchase or sell the same securities for a number of client accounts simultaneously, through a “blocked order.” Investments decisions are typically implemented across all accounts managed for a particular strategy. Blocked orders are averaged as to the price and are generally allocated on a pro rata basis based upon the actual purchase or sell orders placed for each security. Block orders are undertaken when possible to facilitate best execution, as well as for the purpose of negotiating more favorable brokerage commissions.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, the Fund’s adviser or subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates for similar transactions. The Fund’s adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund’s adviser or subadviser may place orders for the Fund which, combined with orders for the adviser’s or subadviser’s other clients, may impact the price of the relevant security. This could cause the Fund to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

As discussed in more detail below, the adviser’s and subadviser’s receipt of brokerage and research products may sometimes be a factor in such adviser’s or subadviser’s selection of a broker or dealer to execute transactions for the Fund, subject to the adviser’s or subadviser’s duty to seek best execution of the transactions. Such brokerage and research services may be paid for with the adviser’s or sub-adviser’s own assets or may, in connection with transactions in securities effected for client accounts for which the adviser or subadviser exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as “soft dollars”).

Vaughan Nelson. In placing orders for the purchase and sale of securities for the Fund, Vaughan Nelson selects only brokers or dealers that it believes are financially responsible and will provide efficient and effective services in executing, clearing and settling an order. Vaughan Nelson will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Vaughan Nelson, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

Receipt of research services from brokers is one factor used in selecting a broker that Vaughan Nelson believes will provide best execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Vaughan Nelson’s expenses. Such services may be used by Vaughan Nelson in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

In placing orders for the purchase and sale of securities for the Fund, Vaughan Nelson may cause the Fund to pay a broker-dealer that provides the brokerage and research services to Vaughan Nelson an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Vaughan Nelson must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Vaughan Nelson’s overall responsibilities to the Trust and its other clients. Vaughan Nelson’s authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

General

Subject to procedures adopted by the Board of Trustees of the Trust, the Fund’s brokerage transactions may be executed by brokers that are affiliated with Natixis US or the Fund’s adviser or subadviser. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust’s funds as a principal in the purchase and sale of securities. Because transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Fund’s dealer in connection with such transactions. However, the Trust has obtained exemptive relief from the SEC permitting segments of the certain funds to enter into principal transactions with affiliates of the subadviser to other segments of the same fund (but not affiliates of the subadviser to such segment or of Natixis Advisors and its affiliates).

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, an adviser or subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund’s expenses.

It is expected that the portfolio transactions in fixed income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

DESCRIPTION OF THE TRUST

The Declarations of Trust of Natixis Funds Trust II permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The Declaration of Trust further permits the Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Board of Trustees may determine. When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of Fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency, servicing and other expenses.

The shares of the Fund are divided into three classes: Class A, Class C and Class Y. Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Classes A and C. All expenses of the Fund (including advisory fees but excluding class specific expenses such as transfer agency fees (the “Other Expenses”)) are borne by its Classes A, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A and C and may be charged at a separate rate to each such class. Other Expenses of Classes A and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the Fund and Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable.

The Declaration of Trust also permits the Trust’s Board of Trustees, without shareholder approval, to subdivide the Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trust’s Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or, with shareholder approval, merge two or more existing series or classes. Shareholders’ investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new “fund”).

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund. Similarly, any class within the Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also, without shareholder approval, terminate the Trust or Fund upon written notice to its shareholders.

VOTING RIGHTS

Shareholders of the Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

All classes of shares of the Fund have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series voting in the aggregate as a single class without regard to series or class except (i) when required by the 1940 Act and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust’s independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a net asset value of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trust’s registration statement or (4) is submitted to the shareholders by the trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the Fund shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

HOW TO BUY SHARES

The procedures for purchasing shares of the Fund are summarized in the Prospectus. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.

Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House (“ACH”), or by exchange, as described in the Prospectus, or through firms that are members of FINRA and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the “NYSE”) on a day when the NYSE is open. For purchases through the ACH system, the shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

You may also use Natixis Funds Personal Access Line® (800-225-5478, press 1) or Natixis Funds website (www.funds.natixis.com) to purchase Fund shares (except for Class Y shares). For more information, see the section “Shareholder Services” in this Statement.

At the discretion of the Distributor, bank trust departments or trust companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions including a requirement to meet the minimum investment balance within a specified time period. Please contact the Distributor at 800-225-5478 for more information. At the discretion of the Distributor, clients of Natixis Advisors may purchase, at NAV, Class A shares of Natixis Funds that do not offer Class Y shares.

Shareholders of the Fund may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the prospectus of the Fund.

REDEMPTIONS

The procedures for redemption of shares of the Fund are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain redemptions of Classes A and C shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

The Fund will only accept Medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a Medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file. Please contact the Fund at 800-225-5478 with any questions regarding when a Medallion signature guarantee is required.

If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the NYSE. Requests made after that time or on a day when the NYSE is not open for business will receive the next business day’s closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request.

In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, which is available at www.funds.natixis.com or from your investment dealer if the service was not previously added to the account. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked “VOID” and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a medallion signature guarantee. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the Federal Reserve System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. The Fund, the Distributor, the transfer agent and State Street Bank (the Fund’s custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial (the Fund’s transfer agent), as agreed to with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor’s telephone instructions and recording an investor’s instructions.

Shares purchased by check or through ACH may not be available immediately for redemption to the extent the check or ACH transaction has not cleared. The Fund may withhold redemption proceeds for 10 days when redemptions are made within 10 calendar days of purchase by check or through ACH.

The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Fund), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account.

The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Natixis Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

In order to redeem shares electronically through the ACH system, a shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the NYSE. Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder’s application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder’s bank within three business days. The availability of these monies will depend on the individual bank’s rules.

The Fund will normally redeem shares for cash. However, the Fund reserves the right to pay the redemption price wholly or partly in kind, if the adviser or subadviser determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by the Fund’s adviser in light of the Fund’s objective and will not generally represent a pro rata distribution of each security held in the Fund’s portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period.

The Fund does not currently impose any redemption charge other than the CDSC imposed by the Fund’s distributor, as described in the Prospectus. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also “Taxes” below.

Reinstatement Privilege (Class A shares only)

The Prospectus describes redeeming shareholders’ reinstatement privileges for Class A shares. In order to exercise the reinstatement privilege, you must provide the investment check and written notice to Natixis Funds (directly or through your financial representative) within 120 days of your redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds.

Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Fund should consult with their tax advisers with respect to the effect of the “wash sale” rule if a loss is realized at the time of the redemption.

SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, the Fund will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Boston Financial may charge a fee for providing duplicate information.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A and C Shares)

Subject to the Fund’s investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing the Distributor to draw checks on an investor’s bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, or through payroll deduction, and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor’s account. Shareholders with accounts participating in Natixis Funds’ Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan and may be obtained by calling the Fund at 800-225-5478 or your investment dealer or by visiting the Fund’s website at www.funds.natixis.com.

This program is voluntary and may be terminated at any time by Boston Financial upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Boston Financial, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. The Fund is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Classes A and C Shares)

The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, IRAs, corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations( i.e., 403(b)(7) plans).

The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Fund must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds’ prototype document and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is no initial or subsequent investment minimum for SIMPLE IRAs and 403(b)(7) plans using the Natixis Funds’ prototype documents. Income dividends and capital gain distributions are typically reinvested and generally must be retained by the plan (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Classes A and C Shares)

An investor owning the Fund’s shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan (“Withdrawal Plan”) providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from Boston Financial or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a Medallion signature guarantee is provided. Please consult your investment dealer or the Fund.

A shareholder under a Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account’s market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. No CDSC applies to redemptions pursuant to the Withdrawal Plan. See the section “Redemptions” above.

All shares under the Withdrawal Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

Because withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Withdrawal Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See “Redemptions” above and “Taxes” below for certain information as to federal income taxes.

It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Withdrawal Plan. Accordingly, the Fund and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Natixis Funds may modify or terminate this program at any time.

Because of statutory restrictions this Withdrawal Plan may not be available to pension or profit-sharing plans, IRAs or 403(b)(7) plans that have State Street Bank as trustee. Different documentation may be required.

Payroll Deduction Program

The Fund no longer offers the Payroll Deduction Plan to new shareholders. Shareholders enrolled in the Payroll Deduction Program prior to May 1, 2005 may continue to participate in the program for the accounts that were included in that enrollment but may not add the program to additional accounts. Employees of Natixis Global Associates may continue to participate in the program and may continue to add the program to additional accounts. In order to participate, employees must establish an account that meets a minimum initial investment amount of $1,000. Subsequent investments through the program must be for a minimum of $50 on a monthly basis and the Fund’s minimum balance policy will apply.

Dividend Diversification Program

You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund’s net asset value (without a sales charge or CDSC) on the dividend payable date. A dividend diversification account must be registered to the same shareholder as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund’s minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Natixis Fund, you must obtain and carefully read a copy of that Fund’s Prospectus.

Exchange Privilege

A shareholder may exchange the shares of the Fund for shares of the same class of another Natixis Fund, Natixis Cash Management Trust Money Market Series (the Money Market Fund) or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A or Class C shares of the Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC. As stated above, if you own Class A or Class C shares, you may also elect to exchange your shares of the Fund for shares of the same class of the Money Market Fund. On all exchanges of Class A or C shares subject to a CDSC, the exchange stops the aging period relating to the CDSC. The aging period resumes only when an exchange is made back into Classes A and C shares of the Fund. These options are summarized in the Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund at 800-225-5478 or (2) a written exchange request to the Fund, P.O. Box 219579, Kansas City, MO 64121-9579. You must acknowledge receipt of a current Prospectus for the Fund before an exchange for the Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of the Fund for Class Y shares of the same Fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same Fund. Shareholders will not be charged any redemption fee or exchange fee as a result of the exchange. An exchange of shares for shares of a different classes in the same Fund generally should not be a taxable event for the exchanging shareholder.

All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. The Fund reserves the right to suspend or change the terms of exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund or the Distributor will send notice to the prospective investor or the investor’s financial intermediary promptly after receipt of the rejected order.

Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

Before requesting an exchange into any other Natixis Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days’ advance notice of any material change to the exchange privilege.

Automatic Exchange Plan (Classes A and C Shares)

As described in the Prospectus, a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial or your financial representative.

Broker Trading Privileges

The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using the Fund’s net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. EST following the day that such purchase or redemption orders are received by the broker or intermediary.

Transcript Requests

Transcripts of account transactions will be provided at the shareholders request.

Self-Servicing Your Account with Natixis Funds Personal Access Line® and Website

Natixis Funds shareholders may access account information, including share balances and recent account activity online, by visiting our website at www.funds.natixis.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Natixis Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Natixis Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our website at www.funds.natixis.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following Natixis Funds Online and Telephonic Customer Agreement. This agreement is also posted on our website. The initiation of any activity through the Natixis Funds Personal Access Line® or website at www.funds.natixis.com by an investor shall indicate agreement with the following terms and conditions:

Natixis Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between its website and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE NATIXIS FUNDS.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NATIXIS FUNDS PERSONAL ACCESS LINE®

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Natixis Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Natixis Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Natixis Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Natixis Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Natixis Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Natixis Funds if any of the following occurs:

1.	You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2.	You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3.	You transmit a transaction for which you do not receive a confirmation number.

4.	You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5.	You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Natixis Funds Personal Access Line® or the Natixis Funds website including telephone line costs and Internet service provider costs are solely your responsibility. Similarly Natixis Funds makes no warranties concerning the availability of Internet services or network availability.

Natixis Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NATIXIS FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Natixis Funds should be sent to:

Natixis Funds

P.O. Box 219579

Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

NET ASSET VALUE

The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

The total net asset value or “NAV” of each class of shares of the Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. The Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Exchange traded options are generally valued at the average of the closing bid and asked quotation. Futures are valued at the most recent settlement price. Investments in other open-end investment companies are valued at their reported net asset value each day. Securities for which current market quotations are not readily available and all other assets are valued at fair value as described below.

Generally, trading in foreign government securities and other fixed income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, when the Fund computes the net asset value of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of the Fund’s net asset value. If it is determined pursuant to procedures adopted by the Board of Trustees that events materially affecting the value of the Fund’s securities have occurred during such period, then these securities may be fair valued at the time the Fund determines its net asset value pursuant to procedures adopted by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund’s net asset value is calculated.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by the Board of Trustees. Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of the Fund takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of the Fund’s net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund’s portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

The per share net asset value of a class of the Fund’s shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of the Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Boston Financial or State Street Bank, plus a sales charge as set forth in the Fund’s Prospectus. The public offering price of a Class C or Y shares of the Fund is the next-determined net asset value.

REDUCED SALES CHARGES

The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the broker, and not the Funds, is responsible for ensuring that the investor receives current discounts.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper “breakpoint” discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary, in writing, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor’s account.

You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members’ and other related parties’ accounts, in order to verify your eligibility for the reduced sales charge.

Cumulative Purchase Discount

The Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder’s “total investment” in the Fund reaches the breakpoint for a reduced sales charge in the table under “How Sales Charges Are Calculated—Class A shares” in the Class A and C Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of the Fund or one or more of the other Natixis Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Natixis Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

Letter of Intent

A Letter of Intent (a “Letter”), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $25,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder’s intended aggregate purchases of all series and classes of the Trust and other Natixis Funds over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Funds’ transfer agency.

A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trust pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation (“ROA”) towards the breakpoint level that will be reached upon the completion of the 13 months’ purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the “public offering price computed on such date.”

The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trust held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

The Fund’s transfer agent will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to the Fund’s transfer agent the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes the Fund’s transfer agent to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

Combining Accounts

For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder’s total investment (calculated at the current public offering price) in all series and classes of the Natixis Funds (excluding the Money Market Fund, unless the shares were purchased through an exchange with another Natixis Fund) with the purchases and total investment of the shareholder’s spouse, parents, children, siblings, grandparents, grandchildren, and in-laws of those previously mentioned, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceed a sales charge breakpoint as disclosed in the Prospectus, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.

Clients of the Adviser

Investment advisory clients of Natixis may invest in Class Y shares of the Fund below the minimums stated in the Class Y Prospectus. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trust or another Natixis Fund; any director, officer or partner of a client of an adviser to any series of the Trust or another Natixis Fund; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trust or another Natixis Fund if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trust or another Natixis Fund. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

Eligible Governmental Authorities

There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

Investment Advisory Accounts

Class A shares of the Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and “rabbi trusts.” Investors may be charged a fee if they effect transactions through a broker or agent.

Certain Broker-Dealers and Financial Services Organizations

Class A shares of the Fund also may be purchased at net asset value through certain broker-dealers or financial services organizations without any transaction fee. Such organizations may also receive compensation paid by Natixis Advisors, or its affiliates out of their own assets (as described above under “Distribution Agreements and Rule 12b-1 Plans”), or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

Certain Retirement Plans

Class A shares of the Fund are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service or distribution fees.

Bank Trust Departments or Trust Companies

Class A shares of the Fund are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

DISTRIBUTIONS

As described in the Prospectuses, it is the policy of the Fund to pay all of its shareholders, as dividends, all or substantially all of its net investment income and to distribute annually all of its net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Natixis Funds, contacting Natixis Funds at 1-800-225-5478 or visiting www.funds.natixis.com to change your distribution option. In order for a change to be in effect for any dividend or distribution, it must be received by Natixis Funds on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned as “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

TAXES

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in qualified publicly traded partnerships (“QPTPs,” as defined below); (ii) diversify its holdings so that at the end of each fiscal quarter of the Fund’s taxable year (a) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

In general, for purposes of the 90% gross income requirement described in (i) above, income derived by the Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the Fund. However, 100% of the net income derived from an interest in a QPTP (generally, a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from passive income sources specified in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

For purposes of the diversification requirements described in (ii) above, outstanding voting securities of an issuer will include the equity securities of a QPTP. Also for purposes of meeting the diversification requirements, in the case of the Fund’s investments in loan participations, the Fund will treat both the intermediary and the issuer of the underlying loan as an issuer.

Assuming that it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

As noted above, the Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If the Fund does retain any investment company taxable income, the Fund will be subject to tax at regular corporate rates on the amount retained. The Fund also intends to distribute annually all of its net capital gain. If the Fund does retain any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it has been incurred in the succeeding year.

A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st (or December 31st if the Fund is permitted to so elect and so elects) plus undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it is subject to income tax. The Fund generally intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of the Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that the Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

Long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011.

For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or the shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company (as defined below). Income derived from investments in fixed income securities, REITs and derivatives generally is not eligible for treatment as qualified dividend income.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, excluding net long-term capital gain over net short-term capital loss, then 100% of the Fund’s dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) otherwise by application of the Code.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her-shares, and thereafter as capital gain. A return of capital generally is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Taxes

Income received by the Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during such year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. The Fund does not expect that more than 50% of its assets will consist of securities of foreign corporations, and accordingly the Fund does not expect that its shareholders will be able to claim a credit or deduction for their respective shares of the Fund’s foreign taxes.

Passive Foreign Investment Companies

Funds that invest in foreign securities may own shares in certain foreign entities that are treated as “passive foreign investment companies” (“PFICs”), which could potentially subject such a Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on gains from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of each taxable year of the Fund. Such gains and losses are treated as ordinary income and loss. The Fund also may in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether the Fund receives any distribution from the PFIC.

The mark-to-market and QEF elections may require the Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid a Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Foreign Currency Transactions

Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Financial Products

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gains into ordinary income, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) may result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

Securities Issued or Purchased at a Discount

The Fund’s investments, if any, in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Certain Higher-Risk and High Yield Securities

The Fund may invest in lower-quality fixed income securities, including debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and interest. These and other related issues will be addressed by the Fund if it invests in such securities as part of the Fund’s efforts to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

A portion of the interest paid or accrued on certain high yield discount obligations in which the Fund may invest may be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund to corporate shareholders may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Certain Investments in REITs

Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, the distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a regulated investment company will generally be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. See “Tax-Exempt Shareholders” below for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a regulated investment company that recognizes excess inclusion income.

Tax-Exempt Shareholders

Under current law, the Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply where charitable remainder trusts (“CRTs”) invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (as defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

Non-U.S. Shareholders

In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Foreign Person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

However, effective for taxable years of the Fund beginning before January 1, 2010, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a Foreign Person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the distribution is attributable to certain interest on an obligation if the Foreign Person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the distribution is attributable to interest paid by a person that is a related person of the Foreign Person and the Foreign Person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than (a) distributions to an individual Foreign Person who is present in the United States for a period or period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

In order to qualify for this exemption from withholding, a Foreign Person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign Persons should contact their intermediaries regarding the application of these rules to their accounts.

If a beneficial holder of Fund Shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends generally will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend and certain other conditions are met.

The foregoing discussion relates solely to U.S. federal income tax law. Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax described above or a reduced rate of withholding provided by treaty.

Other Tax Matters

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

Dividends, distributions and gains from the sale of Fund shares may also be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions, possibly with retroactive effect.

PERFORMANCE INFORMATION

Yield and Total Return

The Fund may advertise the yield and total return of each class of its shares. The Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield and total return and the tax exempt status of distributions should be considered when comparing the Fund’s yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields and total return do not take into account any applicable sales charges or CDSC. Yield and total return may be stated with or without giving effect to any expense limitations in effect for the Fund. For those funds that present yields and total return reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total return will generally be higher for Class A shares than for Class C shares of the Fund, because of the higher levels of expenses borne by the Class C shares. Because of its lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher yield and total return than the Fund’s Classes A and C shares.

The Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class’s distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

Because the Fund has no performance history as of the date of this Statement, financial statements have not been included.

Registration Nos. 2-11101

811-00242

NATIXIS FUNDS TRUST II

PART C

OTHER INFORMATION

Item 23. Exhibits

(a)	Articles of Incorporation.

(1)	The Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 (the “Agreement and Declaration”) is incorporated by reference to exhibit (a)(1) to post-effective amendment (“PEA”) No. 128 to the initial registration statement (“Registration Statement”) filed on January 30, 2006.

(2)	Amendment No. 1 dated June 1, 2007 to the Agreement and Declaration is incorporated by reference to exhibit (a)(2) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(3)	Memorandum and Articles of Association of ASG Global Alternatives Cayman Fund Ltd. (the “Commodity Subsidiary”) dated August 11, 2008 is incorporated by reference to exhibit (a)(3) to PEA No. 138 filed on September 29, 2008.

(b)	By-Laws.

(1)	The Registrant’s Amended and Restated By-Laws dated June 2, 2005 (the “By-Laws”) are incorporated by reference to exhibit (b)(1) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(c)	Instruments Defining Rights of Security Holders.

(1)	Rights of shareholders as described in Article III, Section 6 of the Registrant’s Agreement and Declaration is incorporated by reference to exhibit (c) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(d)	Investment Advisory Contracts.

(1)(i)	Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Harris Associates Large Cap Value Fund, and Natixis Asset Management Advisors, L.P. (formerly IXIS Asset Management Advisors, L.P.) (“Natixis Advisors”) is incorporated by reference to exhibit (d)(1)(i) to PEA No. 114 to the Registration Statement filed on February 27, 2001.

(ii)	Form of Advisory Agreement between the Registrant, on behalf of Delafield Select Fund, and Reich & Tang Asset Management, LLC (“Reich & Tang”) is incorporated by reference to exhibit (d)(1)(iii) to PEA No. 135 to the Registration Statement filed on June 24, 2008.

(iii)	Form of Advisory Agreement between the Registrant, on behalf of ASG Global Alternatives Fund, and AlphaSimplex Group, LLC (“AlphaSimplex”) is incorporated by reference to exhibit (d)(1)(iii) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(iv)	Advisory Agreement between the Registrant, on behalf of Vaughan Nelson Value Opportunity Fund, and Natixis Advisors is filed herewith.

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(v)	Form of Advisory Agreement between the Commodity Subsidiary and AlphaSimplex to be filed by amendment.

(2)(i)	Sub-advisory Agreement dated October 29, 2002 among Registrant, on behalf of Harris Associates Large Cap Value Fund, Natixis Advisors, and Harris Associates L.P. (“Harris Associates”) is incorporated by reference to exhibit (d)(2)(i) to PEA No. 119 to the Registration Statement filed on April 29, 2003.

(ii)	Amendment No. 1 dated July 1, 2005 to Sub-advisory Agreement dated October 29, 2002 among Registrant, on behalf of Harris Large Cap Value Fund, Natixis Advisors, and Harris Associates is incorporated by reference to exhibit (d)(2)(ii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(iii)	Form of Sub-Advisory Agreement among Registrant, on behalf of ASG Global Alternatives Fund, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (e)(2)(iii) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(iv)	Sub-Advisory Agreement among Registrant on behalf of Vaughan Nelson Value Opportunity Fund, Natixis Advisors and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) is filed herewith.

(v)	Form of Sub-Advisory Agreement among the Commodity Subsidiary, AlphaSimplex and Reich & Tang to be filed by amendment.

(e)	Underwriting Contracts.

(1)	Distribution Agreement dated March 3, 2003 between Registrant, on behalf of Harris Associates Large Cap Value Fund, and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributors, L.P.) (“Natixis Distributors”) is incorporated by reference to exhibit (e)(1) to PEA No. 119 to the Registration Statement filed on April 29, 2003.

(2)	Form of Distribution Agreement between Registrant, on behalf of Delafield Select Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(3) to PEA No. 135 to the Registration Statement filed on June 24, 2008.

(3)	Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(4)	Form of Distribution Agreement between Registrant, on behalf of ASG Global Alternatives Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(5)	Distribution Agreement between Registrant on behalf of Vaughan Nelson Value Opportunity Fund, and Natixis Distributors is filed herewith.

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

(1)

Custodian Contract dated September 1, 2005 among Registrant, on behalf of its respective series, Natixis Funds Trust I (formerly IXIS Advisor Funds Trust I), Natixis Funds Trust III (formerly IXIS Advisor Funds Trust III), Natixis Funds Trust IV (formerly IXIS Advisor Funds Trust IV), Natixis Cash Management Trust

2

(formerly IXIS Advisor Cash Management Trust), Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (g)(1) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(2)	Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (g)(2) to PEA No. 130 filed on January 26, 2007.

(3)	Form of Custody Services Agreement between the Commodity Subsidiary and State Street to be filed by amendment.

(h)	Other Material Contracts.

(1)(i)	Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Boston Financial Data Services, Inc. (“Boston Financial”) is incorporated by reference to exhibit (h)(1)(i) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(ii)	Revised Appendix A dated July 17, 2006 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and Boston Financial is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 130 filed on January 26, 2007.

(iii)	Amendment dated October 1, 2008 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Boston Financial is filed herewith.

(2)(i)	Administrative Services Agreement dated January 3, 2005 between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to PEA No. 125 to the Registration Statement filed on January 28, 2005.

(ii)	First Amendment dated November 1, 2005 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(ii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(iii)	Second Amendment dated January 1, 2006 to Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

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(iv)	Third Amendment dated July 1, 2007 to Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iv) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(v)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(v) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(vi)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(vi) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(vii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(2)(vii) to PEA No. 134 to the Registration Statement filed on April 29, 2008.

(viii)	Seventh Amendment dated July 1, 2008 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(viii) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(ix)	Eighth Amendment dated September 29, 2008 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(ix) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(x)	Ninth Amendment dated October 31, 2008 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is filed herewith.

(xi)	Form of Administrative Services Agreement between the Commodity Subsidiary and Natixis Advisors to be filed by amendment.

(xii)	Form of Sub-Administrative Services Agreement among the Commodity Subsidiary, State Street and Natixis Advisors to be filed by amendment.

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(3)	Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and State Street is incorporated by reference to exhibit (h)(3)(i) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(4)	Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated April 30, 2008 between Natixis Advisors and the Registrant, on behalf of Harris Associates Large Cap Value Fund is incorporated by reference to exhibit (h)(4) to PEA No. 134 to the Registration Statement filed on April 29, 2008.

(5)	Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated October 30, 2008 between Natixis Advisors and the Registrant, on behalf of Vaughan Nelson Value Opportunity Fund is filed herewith.

(6)	AlphaSimplex Fee Waiver/Expense Reimbursement Undertaking dated September 29, 2008 between the Registrant, on behalf of ASG Global Alternatives Fund, and AlphaSimplex is incorporated by reference to exhibit (h)(6) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(7)	Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among Natixis Funds Trust IV, Natixis Funds Trust I, Registrant, Natixis Funds Trust III, Natixis Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II is incorporated by reference to exhibit (h)(6) to PEA No. 120 to the Registration Statement filed on November 28, 2003.

(i)	Legal Opinion.

(1)	Opinion and Consent of Counsel dated January 3, 1989 with respect to the Registrant’s Harris Associates Large Cap Value Fund and Loomis Sayles Massachusetts Tax Free Income Fund is incorporated by reference to exhibit 10(a) to PEA No. 106 to the Registration Statement filed on April 18, 1997.

(2)	Opinion and Consent of Counsel dated September 10, 1993 with respect to offering multiple classes of shares for all series of the Registrant is incorporated by reference to exhibit 10(d) to PEA No. 106 to this Registration Statement filed on April 18, 1997.

(j)	Other Opinions.

Not applicable.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable.

(m)	Rule 12b-1 Plan.

(1)(a)	Rule 12b-1 Plan for Class A shares of Harris Associates Large Cap Value Fund is incorporated by reference to exhibit (m)(1)(a) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

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(b)	Rule 12b-1 Plan for Class B shares of Harris Associates Large Cap Value Fund is incorporated by reference to exhibit (m)(1)(b) to PEA No. 119 to the Registration Statement filed on April 29, 2003.

(c)	Rule 12b-1 Plan for Class C shares of Harris Associates Large Cap Value Fund is incorporated by reference to exhibit (m)(1)(c) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

(2)(a)	Form of Rule 12b-1 Plan for Class A shares of Delafield Select Fund is incorporated by reference to exhibit (m)(3)(a) to PEA No. 135 to the Registration Statement filed on June 24, 2008.

(b)	Form of Rule 12b-1 Plan for Class C shares of Delafield Select Fund is incorporated by reference to exhibit (m)(3)(b) to PEA No. 135 to the Registration Statement filed on June 24, 2008.

(3)(a)	Rule 12b-1 Plan for Class A shares of ASG Global Alternatives Fund is incorporated by reference to exhibit (m)(3)(a) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(b)	Rule 12b-1 Plan for Class C shares of ASG Global Alternatives Fund is incorporated by reference to exhibit (m)(3)(b) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(4)(a)	Rule 12b-1 Plan for Class A shares of Vaughan Nelson Value Opportunity Fund is filed herewith.

(b)	Rule 12b-1 Plan for Class C shares of Vaughan Nelson Value Opportunity Fund is filed herewith.

(n)	Rule 18f-3 Plan.

Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, effective September 2007, is incorporated by reference to exhibit (n) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(p)	Code of Ethics.

(1)	Code of Ethics dated September 14, 2007 for Registrant is incorporated by reference to exhibit (p)(1) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(2)	Code of Ethics dated October 1, 2007 for Natixis Advisors and Natixis Distributors is incorporated by reference to exhibit (p)(2) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(3)	Code of Ethics dated September 30, 2005 as amended August 13, 2007 for Harris Associates is incorporated by reference to exhibit (p)(3) to PEA No. 134 to the Registration Statement filed on April 29, 2008.

(4)	Code of Ethics for AlphaSimplex is incorporated by reference to exhibit (p)(5) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(5)	Code of Ethics for Reich & Tang is incorporated by reference to exhibit (p)(6) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

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(6)	Code of Ethics for Vaughan Nelson is filed herewith.

(q)	Powers of Attorney.

(1)	Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(1) to PEA No. 124 to the Registration Statement filed on December 2, 2004.

(2)	Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(3)	Power of Attorney for Jonathan P. Mason is incorporated by reference to exhibit (q)(3) to PEA No. 131 to the Registration Statement filed on April 27, 2007.

(4)	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 136 to the registration Statement filed on July 17, 2008.

Item 24. Persons Controlled by or under Common Control with the Registrant.

The Registrant is not aware of any person controlled or under common control with any of its series.

As of October 3, 2008, the persons listed below owned 25% or more of one or more series of the Registrant and thus may be deemed to “control” the series within the meaning of Section 2(a)(9) of the Investment Company Act of 1940, as amended:

Fund	Shareholder and Address	Percentage of Shares Held
ASG Global Alternatives Fund	Natixis Global Asset Management LP 399 Boylston Street FL 13 Boston, MA 02116-3368	100.00%

Item 25. Indemnification.

Under Article 5 of the Registrant’s By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant’s By-laws incorporated by reference to exhibit (b)(1)to PEA No. 128 to the Registration Statement filed on January 30, 2006.

The Distribution Agreements, the Custodian Agreement, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

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Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. (formerly IXIS Asset Management US Group, L.P.) and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.	Business and Other Connections of Investment Adviser.

(a)	Natixis Advisors, a wholly-owned subsidiary of Natixis Global Asset Management, L.P., serves as investment adviser to Harris Associates Large Cap Value Fund and the Vaughan Nelson Value Opportunity Fund. Natixis Advisors was organized in 1995.

The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Natixis Advisors during the past two years is incorporated by reference to schedules A, C and D of Form ADV filed by Natixis Advisors pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”) (SEC file No. 801-48408; IARD/CRD No. 106800).

(b)	Harris Associates serves as a subadviser to the Registrant’s Harris Associates Large Cap Value Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(c)	Reich & Tang, a subsidiary of Natixis Global Asset Management, L.P., serves as the investment adviser to Delafield Select Fund and currently is manager or sub-adviser of 18 registered investment companies, of which it acts as administrator for nine, and advises institutions, foundations, private funds, and high-net worth individuals.

The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Reich & Tang during the past two years is incorporated herein by reference to schedules A, B and D of Form ADV filed by Reich & Tang pursuant to the Advisers Act (SEC file No. 801-47230, IARD/CRD No. 106186).

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(d)	AlphaSimplex, a subsidiary of Natixis Global Asset Management, L.P., serves as the investment adviser to ASG Global Alternatives Fund and currently is manager or sub-adviser of additional registered investment companies and privately-offered funds.

The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of AlphaSimplex during the past two years is incorporated herein by reference to schedules A, B and D of Form ADV filed by AlphaSimplex pursuant to the Advisers Act (SEC file No. 801-62448, IARD/CRD No. 128356).

(e)	Vaughan Nelson serves as subadviser to the Registrant’s Vaughan Nelson Value Opportunity Fund and provides investment advice to a number of other registered investment companies and to other organizations and individuals

The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (SEC file No. 801-51795, IARD/CRD No. 106975).

Item 27. Principal Underwriters.

(a)	Natixis Distributors, L.P., the Registrant’s principal underwriter, also serves as principal underwriter for:

Natixis Funds Trust I

Natixis Funds Trust III

Natixis Funds Trust IV

Natixis Cash Management Trust

Loomis Sayles Funds I

Loomis Sayles Funds II

Delafield Fund, Inc.

Hansberger International Series

Gateway Trust

(b)	The general partner and officers of the Registrant’s principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Natixis Distribution Corporation	General Partner	None

David L. Giunta	President and Chief Executive Officer	President and Chief Executive Officer

Robert Krantz	Executive Vice President	Executive Vice President

Coleen Downs Dinneen	Executive Vice President, General	Secretary, Clerk and Chief Legal Officer
Counsel, Secretary and Clerk

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Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

Michael Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Diane Whelan	Executive Vice President and Chief Information Officer	None

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker/Dealer and Anti-Money Laundering Compliance Officer	None

Marilyn Rosh	Vice President and Controller	None

Sharon Wratchford	Executive Vice President	None

Matthew Coldren	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Peter Martin	Executive Vice President	None

Caren Leedom	Executive Vice President	None

Matt Raynor	Executive Vice President	None

Marla McDougall	Senior Vice President	None

KC Chew	Senior Vice President	None

James Cove	Senior Vice President	None

Stacie DeAngelo	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

William Butcher	Senior Vice President	None

John Bearce	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

David Goodsell	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Dana Hartwell	Senior Vice President	None

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David Lafferty	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

David Vallon	Senior Vice President	None

Faith Yando	Senior Vice President	None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)	Not applicable.

Item 28. Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)	For all series of Registrant:

(i)	Natixis Funds Trust II

399 Boylston Street

Boston, Massachusetts 02116

(ii)	Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(iii)	Natixis Asset Management Advisors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(iv)	State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

(v)	Boston Financial Data Services, Inc.

2 Heritage Drive, 4th Floor

North Quincy, Massachusetts 02171

(b)	For the series of the Registrant managed by Harris Associates L.P.:

Harris Associates L.P.

Two North LaSalle Street

Chicago, Illinois 60602

(c)	For the series of the Registrant managed by Reich & Tang Asset Management, LLC:

Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

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(d)	For the series of the Registrant managed by AlphaSimplex Group, LLC:

AlphaSimplex Group, LLC

One Cambridge Center

Cambridge, Massachusetts 02142

(e)	For the series of the Registrant managed by Vaughan Nelson:

Vaughan Nelson Investment Management, L.P.

600 Travis Street

Suite 6300

Houston, Texas 77002

Item 29. Management Services.

None.

Item 30. Undertakings.

(a)	The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

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NATIXIS FUNDS TRUST II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 139 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 30th day of October, 2008.

NATIXIS FUNDS TRUST II

By:	/s/ David L. Giunta
David L. Giunta
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta
David L. Giunta	President and Chief Executive Officer	October 30, 2008

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	October 30, 2008

/s/ Graham T. Allison, Jr.*
Graham T. Allison, Jr.	Trustee	October 30, 2008

/s/ Charles D. Baker *
Charles D. Baker	Trustee	October 30, 2008

/s/ Edward A. Benjamin *
Edward A. Benjamin	Trustee	October 30, 2008

/s/ Robert J. Blanding *
Robert J. Blanding	Trustee	October 30, 2008

/s/ Daniel M. Cain *
Daniel M. Cain	Trustee	October 30, 2008

/s/ Kenneth A. Drucker *
Kenneth A. Drucker	Trustee	October 30, 2008

/s/ John T. Hailer *
John T. Hailer	Trustee	October 30, 2008

/s/ Jonathan P. Mason *
Jonathan P. Mason	Trustee	October 30, 2008

/s/ Sandra O. Moose *
Sandra O. Moose	Trustee, Chairperson of the Board	October 30, 2008

/s/ Cynthia L. Walker *
Cynthia L. Walker	Trustee	October 30, 2008

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact**/***/****/*****
October 30, 2008

**	Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 124 to the Registration Statement filed on December 2, 2004.
***	Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 128 to the Registration Statement filed on January 30, 2006.
****	Power of Attorney for Jonathan P. Mason is incorporated by reference to exhibit (q)(3) to PEA No. 131 to the Registration Statement filed on April 27, 2007.
*****	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 136 to the Registration Statement filed on July 17, 2008.

Natixis Funds Trust II

Exhibit Index

Exhibits for Item 23 of Form N-1A

Exhibit	Exhibit Description
(d)(1)(iv)	Advisory Agreement between Natixis Funds Trust II and Natixis Advisors

(d)(2)(iv)	Sub-Advisory Agreement among Natixis Funds Trust II, Natixis Advisors and Vaughan Nelson Investment Management

(e)(3)	Form of Dealer Agreement

(e)(5)	Distribution Agreement between Natixis Funds Trust II and Natixis Distributors

(h)(1)(iii)	Amendment to the Transfer Agency and Services Agreement

(h)(2)(x)	9th Amendment date October 31, 2008 to the Administrative Agreement

(h)(5)	Fee Waiver/Expense Reimbursement

(m)(4)(a)	12b-1 Plan for Class A shares of Vaughan Nelson Value Opportunity Fund

(m)(4)(b)	12b-1 Plan for Class C shares of Vaughan Nelson Value Opportunity Fund

(p)(7)	Code of Ethics for Vaughan Nelson Investment Management